UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

SunAmerica Specialty Series-AIG Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - January 31, 2019@ - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 2.2%
Federal Farm Credit Bank FRS - 0.6%
2.40% (1 USFREF + 0.00%) due 08/08/2019	$200,000	$199,957

Federal Home Loan Mtg. Corp. - 1.6%
1.50% due 01/07/2020	350,000	346,505
1.63% due 01/21/2020	199,000	197,227

		543,732

Total U.S. Government Agencies (cost $743,721)		743,689

U.S. GOVERNMENT TREASURIES - 7.0%
United States Treasury Notes FRS - 7.0%
2.45% (3 UTBMM + 0.05%) due 10/31/2019	1,500,000	1,500,456
2.46% (3 UTBMM + 0.06%) due 07/31/2019	200,000	200,056
2.47% (3 UTBMM + 0.07%) due 04/30/2019	600,000	600,119

Total U.S. Government Treasuries (cost $2,300,025)		2,300,631

COMMON STOCKS - 1.9%
Investment Companies - 1.9%
Uranium Participation Corp.†(1) (cost $642,418)	174,138	633,494

OPTIONS - PURCHASED - 0.0%
Exchange Traded Purchased Call Options(1)(2) (cost $31,780)	7	2,940

Total Long-Term Investment Securities (cost $3,717,944)		3,680,754

SHORT-TERM INVESTMENT SECURITIES - 34.3%
U.S. Government Agencies - 30.4%
Federal Farm Credit Bank
2.65% due 07/19/2019	192,000	189,814
2.65% due 07/23/2019	189,000	186,797
2.68% due 08/26/2019	250,000	246,495
2.70% due 09/09/2019	250,000	246,242
2.70% due 10/01/2019	188,000	184,866
2.72% due 10/28/2019	250,000	245,367
2.73% due 11/04/2019	55,000	53,950
Federal Home Loan Bank
2.37% due 03/20/2019	194,000	193,392
2.42% due 04/03/2019	294,000	292,804
2.44% due 02/15/2019	400,000	399,628
2.45% due 04/10/2019	275,000	273,754
2.45% due 04/26/2019	275,000	273,460
2.46% due 03/22/2019	400,000	398,693
2.46% due 04/22/2019	475,000	472,467
2.48% due 04/05/2019	1,000,000	995,800
2.51% due 07/24/2019	100,000	98,827
2.51% due 08/02/2019	300,000	296,284
2.52% due 08/01/2019	249,000	245,933
2.53% due 07/05/2019	2,000,000	1,979,124
2.54% due 07/10/2019	400,000	395,689
2.57% due 06/21/2019	397,000	393,248
2.58% due 06/05/2019	1,000,000	991,630
2.64% due 01/24/2020	100,000	97,511
Federal Home Loan Bank FRS
2.46% (3 ML - 0.31%) due 03/08/2019	400,000	399,978
2.46% (3 ML - 0.33%) due 03/15/2019	500,000	499,953

		10,051,706

U.S. Government Treasuries - 3.9%
United States Treasury Bills 2.21% due 02/21/2019	181,600	181,364
2.22% due 02/14/2019	600,000	599,500
2.31% due 03/21/2019	500,000	498,433

		1,279,297

Total Short-Term Investment Securities (cost $11,329,324)		11,331,003

REPURCHASE AGREEMENTS - 49.7%
Bank of America Securities LLC Joint Repurchase Agreement(3)	2,245,000	2,245,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(3)	660,000	660,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,040,000	2,040,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(3)	600,000	600,000
BNP Paribas SA Joint Repurchase Agreement(3)	3,070,000	3,070,000
BNP Paribas SA Joint Repurchase Agreement(1)(3)	915,000	915,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,280,000	2,280,000
Deutsche Bank AG Joint Repurchase Agreement(1)(3)	675,000	675,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	3,060,000	3,060,000
RBS Securities, Inc. Joint Repurchase Agreement(1)(3)	905,000	905,000

Total Repurchase Agreements (cost $16,450,000)		16,450,000

TOTAL INVESTMENTS (cost $31,497,268)	95.1%	31,461,757
Other assets less liabilities	4.9	1,613,667

NET ASSETS	100.0%	$33,075,424

@	Consolidated (see Note 1).
†	Non-income producing security
(1)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd., which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
(2)	Call Options – Purchased

Exchange Traded Purchased Call Options(a)

Issue	Counterparty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2019	Unrealized Appreciation (Depreciation)
Brent Oil Futures	Morgan Stanley & Co.	Jun-19	$75.00	7	$4,271	$31,780	$2,940	$(28,840)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	See Note 3 for details of Joint Repurchase Agreements.

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD LIBOR

1 USFREF - 1 Month Average Effective Federal Funds Rate

3 UTBMM - US Treasury 3 Month Bill Money Market Yield

Futures Contracts(a)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
30	Long	Aluminum Futures	June 2019	$1,498,436	$1,441,125	$(57,311)
9	Long	Aluminum Futures	March 2019	456,301	430,088	(26,213)
9	Short	Aluminum Futures	March 2019	425,138	430,088	(4,950)
10	Long	Brent Crude Futures	July 2019	593,990	609,900	15,910
14	Long	Brent Crude Futures	May 2019	855,920	853,020	(2,900)
10	Long	Brent Crude Futures	December 2019	615,740	606,800	(8,940)
27	Long	Brent Crude Futures	April 2019	1,814,010	1,642,680	(171,330)
21	Short	Brent Crude Futures	December 2021	1,266,170	1,253,700	12,470
5	Long	Coffee Futures	July 2019	207,187	209,531	2,344
13	Long	Coffee Futures	March 2019	554,626	516,263	(38,363)
3	Short	Copper Futures	March 2019	450,543	462,563	(12,020)
16	Long	Copper Futures	March 2019	2,459,309	2,467,000	7,691
1	Long	Copper Futures	June 2019	148,731	154,500	5,769
21	Long	Corn Futures	March 2019	396,075	395,325	(750)
46	Long	Corn Futures	July 2019	909,175	903,325	(5,850)
4	Long	Cotton Futures	May 2019	150,415	151,320	905
20	Long	Gold Futures	April 2019	2,528,960	2,650,400	121,440
9	Long	Lean Hogs Futures	April 2019	230,770	216,810	(13,960)
4	Short	Lean Hogs Futures	July 2019	125,480	123,840	1,640
8	Short	Live Cattle Futures	April 2019	383,080	404,160	(21,080)
13	Long	Live Cattle Futures	June 2019	608,810	602,940	(5,870)
12	Long	Low Sulfur Gasoil Futures	March 2019	659,736	694,310	34,574
11	Long	Low Sulfur Gasoil Futures	March 2019	620,225	640,475	20,250
59	Short	Natural Gas Futures	October 2019	1,595,590	1,690,940	(95,350)
60	Long	Natural Gas Futures	March 2019	2,388,500	1,688,400	(700,100)
4	Long	Natural Gas Futures	April 2019	107,480	110,600	3,120
11	Long	Nickel Futures	March 2019	729,307	821,469	92,162
2	Short	Nickel Futures	March 2019	129,588	149,358	(19,770)
4	Long	NY Harbor ULSD Futures	March 2019	277,620	315,403	37,783
5	Long	Platinum Futures	April 2019	204,310	206,175	1,865
1	Long	Silver Futures	March 2019	73,000	80,360	7,360
7	Long	Soybean Futures	March 2019	323,581	320,338	(3,243)
19	Long	Soybean Futures	July 2019	900,975	894,900	(6,075)
4	Long	Soybean Meal Futures	March 2019	126,470	124,000	(2,470)
10	Long	Soybean Meal Futures	May 2019	316,300	314,000	(2,300)
37	Long	Soybean Oil Futures	July 2019	651,348	683,538	32,190
50	Long	Sugar Futures	March 2019	675,382	712,880	37,498
4	Short	Wheat Futures	July 2019	119,050	105,400	13,650
8	Long	Wheat Futures	March 2019	195,712	199,600	3,888
7	Long	Wheat Futures	July 2019	183,638	181,650	(1,988)
5	Long	Wheat Futures	March 2019	129,313	129,125	(188)
12	Long	WTI Crude Futures	December 2019	665,160	659,520	(5,640)
18	Short	WTI Crude Futures	December 2021	961,380	957,060	4,320
3	Long	WTI Crude Futures	April 2019	159,780	162,120	2,340
35	Long	WTI Crude Futures	March 2019	1,781,540	1,882,650	101,110
6	Long	Zinc Futures	June 2019	364,698	405,300	40,602
5	Long	Zinc Futures	December 2019	314,375	327,625	13,250
8	Long	Zinc Futures	March 2019	487,129	547,700	60,571
6	Short	Zinc Futures	June 2019	384,554	405,300	(20,746)
8	Short	Zinc Futures	March 2019	507,803	547,700	(39,897)

						$(592,602)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

ULSD - Ultra Low Sulfur Diesel Futures

Over the Counter Total Return Swap Contracts(a)†

Swap Counterparty	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio/Frequency	Total Return Received or Paid by Portfolio/Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays	$233	02/28/2019	(0.350)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	$—	$—
Goldman Sachs International	207	05/31/2019	(0.000)%/Monthly	Silver Spot $/oz. / Term	—	21,787
JPMorgan	123	05/31/2019	(0.120)%/Monthly	Bloomberg Corn Subindex/Monthly	—	—
JPMorgan	10,616	03/29/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
JPMorgan	448	03/29/2019	(0.020)%/Monthly	S&P GSCI Grains Index Excess Return/Monthly	—	—
JPMorgan	529	04/30/2019	(0.070)%/Monthly	Bloomberg Silver Subindex/Monthly	—	—
JPMorgan	400	06/28/2019	(0.090)%/Monthly	Bloomberg Commodity Index/Monthly	—	—
Morgan Stanley	272	06/28/2019	(0.400)%/Monthly	Bloomberg Soybean Meal Subindex/Monthly	—	—

					$—	$21,787

(a)	The security is owned by the AIG Commodity Strategy Cayman Fund, Ltd. which is a wholly-owned subsidiary of the AIG Commodity Strategy Fund.
†	Illiquid security. At January 31, 2019, the aggregate value of these securities was $21,787 representing 0.1% of net assets.

GSCI - Goldman Sachs Commodity Index

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$—	$743,689	$—	$743,689
U.S. Government Treasuries	—	2,300,631	—	2,300,631
Common Stocks	633,494	—	—	633,494
Options - Purchased	2,940	—	—	2,940
Short-Term Investment Securities	—	11,331,003	—	11,331,003
Repurchase Agreements	—	16,450,000	—	16,450,000

Total Investments at Value	$636,434	$30,825,323	$—	$31,461,757

Other Financial Instruments:†
Futures Contracts	$674,702	$—	$—	$674,702

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,267,304	$—	$—	$1,267,304
Over the Counter Total Return Swap Contracts	—	21,787	—	21,787

Total Other Financial Instruments	1,267,304	21,787	—	1,289,091

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG ESG Dividend Fund

PORTFOLIO OF INVESTMENTS - January 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.0%
Advertising Agencies - 5.7%
Interpublic Group of Cos., Inc.	33,066	$752,252
Omnicom Group, Inc.	9,447	735,732

		1,487,984

Airlines - 2.4%
Delta Air Lines, Inc.	12,758	630,628

Apparel Manufacturers - 1.9%
Hanesbrands, Inc.	33,557	503,019

Beverages-Non-alcoholic - 2.6%
PepsiCo, Inc.	5,987	674,555

Building Products-Air & Heating - 2.4%
Johnson Controls International PLC	18,082	610,629

Commercial Services - 3.1%
Nielsen Holdings PLC	30,823	791,534

Commercial Services-Finance - 2.5%
H&R Block, Inc.	27,525	649,315

Computers - 2.6%
HP, Inc.	30,894	680,595

Consumer Products-Misc. - 5.6%
Clorox Co.	5,131	761,338
Kimberly-Clark Corp.	6,106	680,086

		1,441,424

Cosmetics & Toiletries - 5.6%
Colgate-Palmolive Co.	9,817	634,964
Procter & Gamble Co.	8,386	808,997

		1,443,961

Dental Supplies & Equipment - 1.7%
Patterson Cos., Inc.	20,185	449,924

Distribution/Wholesale - 2.6%
KAR Auction Services, Inc.	13,184	685,700

Electric-Integrated - 4.0%
AES Corp.	62,537	1,024,981

Electronic Components-Semiconductors - 5.3%
Intel Corp.	15,107	711,842
Texas Instruments, Inc.	6,541	658,548

		1,370,390

Engines-Internal Combustion - 2.2%
Cummins, Inc.	3,807	560,048

Food-Misc./Diversified - 8.3%
Campbell Soup Co.	15,388	545,197
General Mills, Inc.	12,437	552,700
Kellogg Co.	10,537	621,788
Kraft Heinz Co.	9,162	440,326

		2,160,011

Home Decoration Products - 2.1%
Newell Brands, Inc.	26,270	557,187

Human Resources - 2.4%
ManpowerGroup, Inc.	7,889	623,468

Investment Management/Advisor Services - 6.5%
Franklin Resources, Inc.	19,666	582,310
Legg Mason, Inc.	16,702	497,720
T. Rowe Price Group, Inc.	6,418	599,826

		1,679,856

Medical-Biomedical/Gene - 4.8%
Amgen, Inc.	3,434	642,536
Gilead Sciences, Inc.	8,622	603,626

		1,246,162

Networking Products - 3.2%
Cisco Systems, Inc.	17,261	816,273

Office Automation & Equipment - 1.5%
Pitney Bowes, Inc.	52,617	379,368

Retail-Apparel/Shoe - 3.2%
Foot Locker, Inc.	14,630	817,671

Retail-Jewelry - 1.3%
Signet Jewelers, Ltd.	13,674	333,099

Retail-Mail Order - 3.0%
Williams-Sonoma, Inc.	14,134	769,313

Retail-Major Department Stores - 2.6%
Nordstrom, Inc.	14,623	678,653

Retail-Misc./Diversified - 1.9%
GameStop Corp., Class A	43,205	489,945

Television - 2.3%
TEGNA, Inc.	50,512	593,011

Theaters - 3.1%
Cinemark Holdings, Inc.	19,403	793,971

Toys - 2.6%
Hasbro, Inc.	7,520	681,011

Total Long-Term Investment Securities (cost $26,719,698)		25,623,686

REPURCHASE AGREEMENTS - 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 01/31/2019, to be repurchased 02/01/2019 in the amount of $192,003 and collateralized by $195,000 of United States Treasury Notes, bearing interest at 2.75%, due 06/30/2025 and having an approximate value of $197,510 (cost $192,000)	$192,000	192,000

TOTAL INVESTMENTS (cost $26,911,698)	99.8%	25,815,686
Other assets less liabilities	0.2	64,639

NET ASSETS	100.0%	$25,880,325

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$25,623,686	$—	$—	$25,623,686
Repurchase Agreements	—	192,000	—	192,000

Total Investments at Value	$25,623,686	$192,000	$—	$25,815,686

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 99.8%
Aerospace/Defense - 5.0%
Lockheed Martin Corp.	103,224	$29,902,961

Applications Software - 5.3%
salesforce.com, Inc.†	211,506	32,142,567

Banks-Super Regional - 5.4%
US Bancorp	640,318	32,758,669

Cable/Satellite TV - 5.6%
Comcast Corp., Class A	932,043	34,084,813

Coatings/Paint - 5.5%
Sherwin-Williams Co.	79,279	33,417,684

Commercial Services-Finance - 4.9%
PayPal Holdings, Inc.†	336,178	29,839,159

Computers - 4.7%
Apple, Inc.	169,492	28,210,248

Diversified Banking Institutions - 7.1%
Citigroup, Inc.	232,800	15,006,288
JPMorgan Chase & Co.	269,090	27,850,815

		42,857,103

E-Commerce/Products - 10.6%
Alibaba Group Holding, Ltd. ADR†	185,932	31,327,683
Amazon.com, Inc.†	19,161	32,932,585

		64,260,268

Electric-Integrated - 4.8%
FirstEnergy Corp.	742,021	29,087,223

Finance-Credit Card - 5.6%
Visa, Inc., Class A	252,749	34,123,643

Medical Labs & Testing Services - 5.2%
Laboratory Corp. of America Holdings†	226,266	31,530,167

Medical-Drugs - 4.8%
Novartis AG ADR	332,290	29,082,021

Medical-HMO - 5.3%
UnitedHealth Group, Inc.	118,898	32,126,240

Oil Companies-Integrated - 5.1%
Suncor Energy, Inc.	961,145	31,064,206

Telephone-Integrated - 4.8%
Verizon Communications, Inc.	526,195	28,972,297

Transport-Rail - 4.8%
Norfolk Southern Corp.	173,191	29,051,058

Web Portals/ISP - 5.3%
Alphabet, Inc., Class A†	28,254	31,810,896

TOTAL INVESTMENTS (cost $504,955,668)	99.8%	604,321,223
Other assets less liabilities	0.2	1,420,802

NET ASSETS	100.0%	$605,742,025

†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$604,321,223	$—	$—	$604,321,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Focused Growth Fund@

PORTFOLIO OF INVESTMENTS - January 31, 2019 - (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCKS - 99.9%
Aerospace/Defense - 7.1%
Lockheed Martin Corp.	145,618	$42,184,078

Applications Software - 7.4%
salesforce.com, Inc.†	289,010	43,920,850

Auto-Cars/Light Trucks - 3.9%
Tesla, Inc.†	75,664	23,230,361

Coatings/Paint - 7.9%
Sherwin-Williams Co.	111,671	47,071,560

Commercial Services - 2.3%
CoStar Group, Inc.†	35,525	13,881,039

Commercial Services-Finance - 6.9%
PayPal Holdings, Inc.†	459,361	40,772,882

Computers - 5.9%
Apple, Inc.	211,392	35,184,085

Consulting Services - 0.6%
Gartner, Inc.†	26,375	3,584,099

Dental Supplies & Equipment - 0.5%
Align Technology, Inc.†	12,600	3,136,770

Diagnostic Kits - 2.2%
IDEXX Laboratories, Inc.†	62,000	13,192,360

E-Commerce/Products - 14.8%
Alibaba Group Holding, Ltd. ADR†	254,044	42,803,873
Amazon.com, Inc.†	26,183	45,001,508

		87,805,381

Enterprise Software/Service - 1.2%
Guidewire Software, Inc.†	80,000	6,934,400

Finance-Credit Card - 7.7%
Visa, Inc., Class A	337,440	45,557,774

Finance-Investment Banker/Broker - 1.7%
Charles Schwab Corp.	220,000	10,289,400

Hotels/Motels - 4.0%
Hyatt Hotels Corp., Class A	337,375	23,585,886

Insurance-Property/Casualty - 1.6%
Arch Capital Group, Ltd.†	322,000	9,450,700

Medical-HMO - 7.6%
UnitedHealth Group, Inc.	167,716	45,316,863

Multimedia - 2.2%
FactSet Research Systems, Inc.	61,000	13,336,430

Professional Sports - 1.3%
Manchester United PLC, Class A	400,000	7,720,000

Real Estate Investment Trusts - 0.4%
American Homes 4 Rent, Class A	100,000	2,211,000

Resorts/Theme Parks - 4.7%
Marriott Vacations Worldwide Corp.	30,000	2,656,200
Vail Resorts, Inc.	136,000	25,603,360

		28,259,560

Schools - 0.6%
2U, Inc.†	60,000	3,411,000

Web Portals/ISP - 7.4%
Alphabet, Inc., Class A†	38,909	43,807,254

TOTAL INVESTMENTS (cost $471,879,755)	99.9%	593,843,732
Other assets less liabilities	0.1	318,923

NET ASSETS	100.0%	$594,162,655

@	Effective February 28, 2019, the name of the AIG Focused Multi-Cap Growth Fund was changed to “AIG Focused Growth Fund”.
†	Non-income producing security
ADR	- American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$593,843,732	$—	$—	$593,843,732

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Income Explorer Fund

PORTFOLIO OF INVESTMENTS - January 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 27.2%
Advertising Agencies - 0.4%
WPP PLC	18,250	$208,404

Airlines - 0.6%
Deutsche Lufthansa AG	11,968	302,219

Auto-Cars/Light Trucks - 0.9%
Renault SA	3,224	228,731
Subaru Corp.	10,102	236,797

		465,528

Building-Heavy Construction - 0.5%
Bouygues SA	6,492	230,013

Building-Residential/Commercial - 0.6%
Persimmon PLC	8,724	272,041

Cellular Telecom - 1.3%
China Mobile, Ltd.	32,700	343,771
Telstra Corp., Ltd.	140,097	317,125

		660,896

Chemicals-Diversified - 0.6%
PTT Global Chemical PCL(2)	131,900	287,083

Closed-End Funds - 0.7%
Bancroft Fund, Ltd.	17,471	366,542

Coal - 1.1%
China Shenhua Energy Co., Ltd.	127,000	323,779
Yanzhou Coal Mining Co., Ltd.	234,000	213,682

		537,461

Commercial Services-Finance - 0.6%
H&R Block, Inc.	12,240	288,742

Computer Services - 0.6%
International Business Machines Corp.	2,058	276,636

Electronic Components-Misc. - 0.4%
General Interface Solution Holding, Ltd.	52,000	179,805

Fisheries - 0.6%
Mowi ASA	14,176	312,414

Food-Retail - 0.4%
Wesfarmers, Ltd.	7,796	182,544

Gas-Distribution - 0.5%
Centrica PLC	133,374	238,732

Human Resources - 1.0%
Adecco Group AG	4,823	241,540
Randstad NV	4,813	232,667

		474,207

Medical-Drugs - 1.1%
GlaxoSmithKline PLC	14,061	273,160
Sanofi	3,396	295,100

		568,260

Metal Processors & Fabrication - 0.4%
Catcher Technology Co., Ltd.	28,000	219,750

Metal-Diversified - 1.3%
MMC Norilsk Nickel PJSC ADR	15,638	325,404
Rio Tinto, Ltd.	4,881	309,506

		634,910

Metal-Iron - 0.7%
Fortescue Metals Group, Ltd.	89,505	367,658

Oil Companies-Integrated - 1.8%
China Petroleum & Chemical Corp.	330,000	275,272
Gazprom PAO ADR	62,757	306,793
Lukoil PJSC ADR	4,112	330,061

		912,126

Oil Refining & Marketing - 0.6%
SK Innovation Co., Ltd.	1,686	285,911

Public Thoroughfares - 0.5%
Atlantia SpA	9,718	229,628

Real Estate Operations & Development - 0.7%
China Vanke Co., Ltd.	87,300	357,644

Retail-Apparel/Shoe - 1.0%
Hennes & Mauritz AB, Class B	17,878	277,915
L Brands, Inc.	7,848	218,488

		496,403

Retail-Jewelry - 0.4%
Pandora A/S	4,233	183,628

Retail-Major Department Stores - 0.5%
Marks & Spencer Group PLC	69,663	264,033

Semiconductor Components-Integrated Circuits - 0.9%
Nanya Technology Corp.	115,000	232,008
Winbond Electronics Corp.	476,000	236,936

		468,944

Telecom Services - 0.5%
Telenor ASA	13,290	251,433

Telephone-Integrated - 2.2%
AT&T, Inc.	8,698	261,462
BT Group PLC	93,710	285,806
Orange SA	16,473	256,065
Telefonica SA	31,805	273,103

		1,076,436

Television - 0.8%
ITV PLC	123,870	210,265
ProSiebenSat.1 Media SE	11,352	202,941

		413,206

Tobacco - 1.6%
Imperial Brands PLC	7,442	246,591
Japan Tobacco, Inc.	10,500	265,187
Philip Morris International, Inc.	3,497	268,290

		780,068

Transport-Services - 0.8%
Deutsche Post AG	8,792	259,239
Royal Mail PLC	42,988	151,310

		410,549

Water - 0.6%
Veolia Environnement SA	13,055	275,658

Total Common Stocks (cost $14,823,434)		13,479,512

PREFERRED SECURITIES - 9.9%
Agricultural Operations - 0.2%
CHS, Inc. Series 4 7.50%	3,756	101,262

Banks-Commercial - 0.6%
BB&T Corp. Series E 5.63%	3,470	86,750
BB&T Corp. 5.85%	3,799	96,001
Citizens Financial Group, Inc. Series D 6.35%	1,600	40,720
First Republic Bank Series I 5.50%	2,650	63,971

		287,442

Banks-Fiduciary - 0.1%
State Street Corp. Series C 5.25%	1,347	32,867

Banks-Super Regional - 0.1%
Wells Fargo & Co. Series V 6.00%	1,150	29,819
Wells Fargo & Co. Series W 5.70%	1,709	43,392

		73,211

Diversified Banking Institutions - 1.2%
Bank of America Corp. Series GG 6.00%	4,304	111,818
Bank of America Corp. Series HH 5.88%	5,375	135,450
GMAC Capital Trust I FRS Series 2 (3 ML+5.79%) 8.40%	8,433	220,185
Morgan Stanley Series F 6.88%	2,769	74,763
Morgan Stanley Series K 5.85%	2,825	71,727

		613,943

Electric-Integrated - 1.0%
CMS Energy Corp. 5.63%	1,626	41,739
CMS Energy Corp. 5.88%	1,625	43,128
DTE Energy Co. Series E 5.25%	1,230	30,393
DTE Energy Co Series B 5.38%	1,285	32,382
Integrys Holding, Inc. 6.00%	4,090	100,205
PPL Capital Funding, Inc. Series B 5.90%	3,850	96,943
SCE Trust 5.00%	2,205	39,933
SCE Trust Series K 5.45%	1,875	38,625
Southern Co. 6.25%	3,527	92,372

		515,720

Energy-Alternate Sources - 0.1%
Algonquin Power & Utilities Corp. 6.88%	1,500	40,110

Finance-Credit Card - 0.3%
Capital One Financial Corp. Series B 6.00%	3,600	91,008
Capital One Financial Corp. Series D 6.70%	1,525	39,345

		130,353

Food-Dairy Products - 0.1%
Dairy Farmers of America, Inc. 7.88%*	500	49,625

Gas-Distribution - 0.1%
NiSource, Inc. Series B 6.50%	1,996	54,650

Insurance-Life/Health - 0.3%
Prudential Financial, Inc. 5.63%	1,600	40,160
Unum Group 6.25%	4,060	102,962

		143,122

Insurance-Multi-line - 0.3%
Aegon NV 6.38%	1,575	40,210
American Financial Group, Inc. 6.25%	3,803	97,851
MetLife, Inc. Series E 5.63%	1,240	31,322

		169,383

Insurance-Property/Casualty - 0.7%
Arch Capital Group, Ltd. Series E 5.25%	1,150	25,944
Arch Capital Group, Ltd. Series F 5.45%	2,986	68,827
Enstar Group, Ltd. Series D 7.00%	3,466	88,175
Hanover Insurance Group, Inc. 6.35%	2,322	62,160
WR Berkley Corp. 5.70%	3,500	88,130

		333,236

Insurance-Reinsurance - 0.7%
Axis Capital Holdings, Ltd. Series E 5.50%	1,682	38,938
PartnerRe, Ltd. Series I 5.88%	2,500	64,200
Reinsurance Group of America, Inc. 5.75%	2,397	61,052
Reinsurance Group of America, Inc. 6.20%	3,745	98,306
RenaissanceRe Holdings, Ltd. Series F 5.75%	3,319	78,395

		340,891

Investment Companies - 0.1%
Oaktree Capital Group LLC Series B 6.55%	2,500	61,700

Investment Management/Advisor Services - 0.1%
Ares Management Corp. Series A 7.00%	1,500	40,215

Pipelines - 0.5%
Enbridge, Inc. Series B 6.38%	5,450	137,340
Energy Transfer Partners LP Series D 7.63%	3,550	87,862

		225,202

Private Equity - 0.3%
Apollo Global Management LLC Series B 6.38%	5,351	129,869

Real Estate Investment Trusts - 1.7%
American Homes 4 Rent Series E 6.35%	3,167	72,746
American Homes 4 Rent Series D 6.50%	3,196	76,608
Global Net Lease, Inc. Series A 7.25%	593	13,965
Kimco Realty Corp. Series K 5.63%	1,750	40,338
Monmouth Real Estate Investment Corp. Series C 6.13%	2,000	47,020
National Retail Properties, Inc. Series E 5.70%	2,479	62,149
National Storage Affiliates Trust Series A 6.00%	1,745	42,473
Public Storage Series Y 6.38%	1,800	45,540
SITE Centers Corp. Class K 6.25%	2,800	68,768
SITE Centers Corp. Class J 6.50%	2,525	64,691
SL Green Realty Corp. Series I 6.50%	4,040	104,919
Spirit Realty Capital, Inc. Series A 6.00%	2,417	55,494
Summit Hotel Properties, Inc. Series E 6.25%	1,839	37,258
Taubman Centers, Inc. Series K 6.25%	1,534	38,120
VEREIT, Inc. Series F 6.70%	3,752	94,325

		864,414

Sovereign Agency - 1.1%
AgriBank FCB 6.88%(2)	1,250	130,000
CoBank ACB Series H 6.20%	700	71,057
CoBank ACB Series F 6.25%	900	92,250
Farm Credit Bank of Texas 6.75%*	1,200	124,800
Farm Credit Bank of Texas Series 1 10.00%	100	111,500

		529,607

Telecom Services - 0.2%
Centaur Funding Corp. Series B 9.08%*	100	103,134

Telephone-Integrated - 0.1%
AT&T, Inc. 5.63%	1,800	44,730

Total Preferred Securities (cost $4,695,112)		4,884,686

PREFERRED SECURITIES/CAPITAL SECURITIES - 20.4%
Banks-Commercial - 1.6%
Citizens Financial Group, Inc. 6.38% due 04/06/2024(1)	50,000	49,150
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(1)	125,000	128,906
DNB Bank ASA 6.50% due 03/26/2022(1)	200,000	201,500
ING Groep NV 6.88% due 04/16/2022(1)	200,000	204,549

Standard Chartered PLC 7.75% due 04/02/2023*(1)	200,000	208,500

		792,605

Banks-Money Center - 0.5%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	120,985
HSBC Capital Funding Dollar 1 LP 10.18% due 06/30/2030*(1)	75,000	107,625

		228,610

Banks-Super Regional - 1.2%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1)	80,000	83,800
Wells Fargo & Co. Series U 5.88% due 06/15/2025(1)	79,000	81,963
Wells Fargo & Co. FRS 6.56% (3 ML+3.77%) due 03/15/2019(1)	290,000	291,450
Wells Fargo Capital X 5.95% due 12/01/2086(2)	115,000	122,890

		580,103

Diversified Banking Institutions - 6.8%
Bank of America Corp. Series AA 6.10% due 03/17/2025(1)	105,000	110,381
Bank of America Corp. Series X 6.25% due 09/05/2024(1)	174,000	183,222
Bank of America Corp. Series Z 6.50% due 10/23/2024(1)	180,000	193,790
Barclays PLC 7.75% due 09/15/2023(1)	200,000	199,416
BNP Paribas SA 7.38% due 08/19/2025*(1)	200,000	207,750
BNP Paribas SA 7.63% due 03/30/2021*(1)	200,000	210,546
Citigroup, Inc. 5.90% due 02/15/2023(1)	95,000	95,950
Citigroup, Inc. Series R 6.13% due 11/15/2020(1)	155,000	157,325
Citigroup, Inc. Series T 6.25% due 08/15/2026(1)	156,000	161,460
Credit Agricole SA 8.13% due 12/23/2025*(1)	200,000	216,750
Credit Suisse Group AG 7.50% due 07/17/2023*(1)	200,000	204,000
HSBC Holdings PLC 6.88% due 06/01/2021(1)	200,000	208,000
JPMorgan Chase & Co. Series Z 5.30% due 05/01/2020(1)	65,000	65,975
JPMorgan Chase & Co. FRS Series I 6.22% (3 ML +3.47%) due 04/30/2019(1)	71,000	71,426
JPMorgan Chase & Co. Series S 6.75% due 02/01/2024(1)	252,000	271,608
Morgan Stanley Series J 5.55% due 07/15/2020(1)	100,000	100,500
Royal Bank of Scotland Group PLC 7.65% due 09/30/2031(1)	70,000	85,268
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(1)	200,000	212,940
Societe Generale SA 7.38% due 09/13/2021*(1)	200,000	206,600
UBS Group AG 7.13% due 08/10/2021(1)	200,000	207,960

		3,370,867

Diversified Manufacturing Operations - 0.5%
General Electric Co. Series D 5.00% due 01/21/2021(1)	284,000	248,500

Diversified Minerals - 0.4%
BHP Billiton Finance USA, Ltd. 6.75% due 10/19/2075*	200,000	216,750

Electric-Distribution - 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(1)	59,000	59,000

Electric-Generation - 0.4%
Electricite de France SA 5.25% due 01/29/2023*(1)	200,000	198,000

Electric-Integrated - 1.1%
Emera, Inc. Series 16-A 6.75% due 06/15/2076	193,000	196,860
Enel SpA 8.75% due 09/24/2073*	200,000	214,000
Southern California Edison Co. 6.25% due 02/01/2022(1)	60,000	56,400
Southern Co. Series B 5.50% due 03/15/2057	80,000	79,528

		546,788

Gas-Distribution - 0.1%
NiSource, Inc. 5.65% due 06/15/2023*(1)	60,000	57,800

Insurance-Life/Health - 4.0%
Dai-ichi Life Insurance Co., Ltd. 5.10% due 10/28/2024*(1)	200,000	204,000
Dai-ichi Life Insurance Co., Ltd. 7.25% due 07/25/2021*(1)	150,000	160,875
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	200,000	191,870
La Mondiale SAM 4.80% due 01/18/2048	200,000	171,478
Meiji Yasuda Life Insurance Co. 5.10% due 04/26/2048*	200,000	203,500
Nippon Life Insurance Co. 5.00% due 10/18/2042*	200,000	204,750
Nippon Life Insurance Co. 5.10% due 10/16/2044*	200,000	203,500

Prudential Financial, Inc. 5.20% due 03/15/2044	90,000	87,750
Prudential Financial, Inc. 5.63% due 06/15/2043	197,000	204,017
Prudential Financial, Inc. 5.88% due 09/15/2042	130,000	135,200
Sumitomo Life Insurance Co. 6.50% due 09/20/2073*	200,000	215,250

		1,982,190

Insurance-Multi-line - 1.9%
Assurant, Inc. 7.00% due 03/27/2048	100,000	96,500
Hartford Financial Services Group, Inc. FRS 4.74% (3 ML+2.13%) due 02/12/2067*	95,000	81,225
MetLife Capital Trust IV 7.88% due 12/15/2067*	100,000	119,355
MetLife, Inc. Series C 5.25% due 06/15/2020(1)	127,000	127,381
MetLife, Inc. Junior Sub. Notes 5.88% due 03/15/2028(1)	38,000	37,888
MetLife, Inc. 9.25% due 04/08/2038*	100,000	129,250
MetLife, Inc. 10.75% due 08/01/2069	85,000	127,500
Voya Financial Inc 6.13% due 09/15/2023(1)	60,000	59,400
Voya Financial, Inc. 5.65% due 05/15/2053	166,000	161,020

		939,519

Insurance-Mutual - 0.1%
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	35,000	39,506

Insurance-Property/Casualty - 0.6%
Mitsui Sumitomo Insurance Co., Ltd. 7.00% due 03/15/2072*	100,000	107,455
QBE Insurance Group, Ltd. 6.75% due 12/02/2044	200,000	207,750

		315,205

Pipelines - 0.8%
Enbridge Energy Partners LP FRS 6.59% (3 ML+3.80%) due 10/01/2077	65,000	65,000
Enbridge, Inc. Series 16-A 6.00% due 01/15/2077	40,000	38,201
Enbridge, Inc. Sub. Notes 6.25% due 03/01/2078	85,000	80,511
TransCanada Trust 5.63% due 05/20/2075	52,000	49,078
TransCanada Trust Series 16-A 5.88% due 08/15/2076	178,000	173,763

		406,553

Sovereign Agency - 0.3%
CoBank ACB Series I 6.25% due 10/01/2026(1)(2)	123,000	126,844

Total Preferred Securities/Capital Securities (cost $10,255,864)		10,108,840

REGISTERED INVESTMENT COMPANIES(3) - 40.2%
Domestic Equity Investment Companies - 5.0%
Eaton Vance Tax-Advantaged Dividend Income Fund	17,056	359,882
Eaton Vance Tax-Managed Diversified Equity Income Fund	15,996	177,396
First Trust Energy Income and Growth Fund	14,667	305,220
Gabelli Dividend & Income Trust	23,384	479,840
Gabelli Equity Trust, Inc.	50,508	289,411
Reaves Utility Income Fund	22,360	700,091
Tortoise Midstream Energy Fund, Inc.	10,827	154,934

		2,466,774

Domestic Fixed Income Investment Companies - 27.7%
AllianzGI Convertible & Income Fund	37,405	231,163
AllianzGI Convertible & Income Fund II	73,664	398,522
BlackRock Corporate High Yield Fund, Inc.	75,129	752,041
BlackRock Floating Rate Income Strategies Fund, Inc.	6,110	76,619
BlackRock Limited Duration Income Trust	18,879	270,347
BlackRock MuniHoldings Investment Quality Fund	24,566	315,182
BlackRock MuniYield Quality Fund III, Inc.	18,006	223,995
BlackRock Taxable Municipal Bond Trust	12,827	278,731
Calamos Convertible and High Income Fund	61,997	683,827
DoubleLine Income Solutions Fund	28,161	546,605
Eaton Vance Limited Duration Income Fund	47,345	579,976
Eaton Vance Senior Floating-Rate Trust	7,841	103,109
Eaton Vance Senior Income Trust	28,742	175,039
Flaherty & Crumrine Preferred Securities Income Fund, Inc.	38,160	699,854
Flaherty & Crumrine Total Return Fund, Inc.	20,825	387,345
Franklin Limited Duration Income Trust	15,233	144,333
Guggenheim Taxable Municipal Managed Duration Trust	14,301	321,057
Invesco Dynamic Credit Opportunities Fund	30,138	325,490
John Hancock Preferred Income Fund	37,710	795,681
MFS Multimarket Income Trust	28,969	162,516

New America High Income Fund, Inc.	94,470	782,212
Nuveen AMT-Free Quality Municipal Income Fund	22,728	292,282
Nuveen Credit Strategies Income Fund	70,168	541,697
Nuveen Floating Rate Income Fund	8,667	84,157
Nuveen Floating Rate Income Opportunity Fund	13,139	126,134
Nuveen Municipal Credit Income Fund	22,018	311,995
Nuveen Municipal Value Fund, Inc.	17,799	172,116
Nuveen Preferred Income Opportunities Fund	95,918	882,446
Nuveen Short Duration Credit Opportunities Fund	10,266	160,047
PIMCO Corporate & Income Opportunity Fund	16,280	266,015
PIMCO Dynamic Credit and Mortgage Income Fund	35,335	809,172
PIMCO High Income Fund	48,224	412,797
PIMCO Income Strategy Fund II	57,760	582,221
Pioneer Floating Rate Trust	12,997	134,389
Pioneer High Income Trust	42,175	361,862
Wells Fargo Income Opportunities Fund	22,011	170,365
Western Asset High Yield Defined Opportunity Fund, Inc.	10,089	142,659

		13,703,998

Domestic Mixed Allocation Investment Company - 1.8%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	38,233	887,006

International Fixed Income Investment Companies - 5.7%
AllianceBernstein Global High Income Fund, Inc.	21,083	241,400
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	20,763	234,414
Nuveen Preferred & Income Term Fund	21,487	475,078
PIMCO Dynamic Income Fund	21,074	679,215
PIMCO Income Opportunity Fund	24,605	638,992
Wells Fargo Multi-Sector Income Fund	21,301	255,825
Western Asset Global Corporate Defined Opportunity Fund, Inc.	7,087	113,392
Western Asset Global High Income Fund, Inc.	22,138	203,005

		2,841,321

Total Registered Investment Companies (cost $21,115,922)		19,899,099

U.S. CORPORATE BONDS & NOTES - 0.3%
Diversified Manufacturing Operations - 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	95,000	95,984
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	35,000	38,593

		134,577

Food-Dairy Products - 0.1%
Land O’ Lakes, Inc. Junior Sub. Notes 7.25% due 04/04/2027*(1)	$30,000	29,475

Total U.S. Corporate Bonds & Notes (cost $158,589)		164,052

TOTAL INVESTMENTS (cost $51,048,921)	98.0%	48,536,189
Other assets less liabilities	2.0	1,008,714

NET ASSETS	100.0%	$49,544,903

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At January 31, 2019, the aggregate value of these securities was $4,465,782 representing 9.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Illiquid security. At January 31, 2019, the aggregate value of these securities was $666,817 representing 1.3% of net assets.
(3)	Represents common shares of closed-end investment companies.
ADR	- American Depositary Receipt
FRS	- Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2019 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML - 3 Month USD Libor

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,967,243	$11,512,269	**	$—	$13,479,512
Preferred Securities:
Electric-Integrated	415,515	100,205		—	515,720
Food-Dairy Products	—	49,625		—	49,625
Sovereign Agency	71,057	458,550		—	529,607
Telecom Services	—	103,134		—	103,134
Other Industries	3,686,600	—		—	3,686,600
Preferred Securities/Capital Securities	—	10,108,840		—	10,108,840
Registered Investment Companies	19,899,099	—		—	19,899,099
U.S. Corporate Bonds & Notes	—	164,052		—	164,052

Total Investments at Value	$26,039,514	$22,496,675		$—	$48,536,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Portfolio of Investments

SunAmerica Specialty Series—AIG Small-Cap Fund

PORTFOLIO OF INVESTMENTS - January 31, 2019 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 95.2%
Advanced Materials - 0.0%
Haynes International, Inc.	145	$4,756

Advertising Agencies - 0.0%
MDC Partners, Inc., Class A†	652	1,936
Telaria, Inc.†	513	1,637

		3,573

Advertising Sales - 0.0%
Boston Omaha Corp., Class A†	59	1,492
Clear Channel Outdoor Holdings, Inc., Class A†	433	2,412

		3,904

Advertising Services - 0.1%
Fluent, Inc.†	381	1,798
Trade Desk, Inc., Class A†	389	55,503

		57,301

Aerospace/Defense - 0.2%
AeroVironment, Inc.†	248	19,260
Esterline Technologies Corp.†	306	37,240
Kratos Defense & Security Solutions, Inc.†	1,029	15,939
MSA Safety, Inc.	398	39,872
National Presto Industries, Inc.	58	6,938
Wesco Aircraft Holdings, Inc.†	633	5,532

		124,781

Aerospace/Defense-Equipment - 0.3%
AAR Corp.	384	14,469
Aerojet Rocketdyne Holdings, Inc.†	847	33,431
Astronics Corp.†	250	7,667
Barnes Group, Inc.	558	32,967
Ducommun, Inc.†	124	4,882
Kaman Corp.	323	19,096
Moog, Inc., Class A	375	33,551
Triumph Group, Inc.	569	10,157

		156,220

Agricultural Biotech - 0.0%
Calyxt, Inc.†	69	916

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	1,116	3,471
Marrone Bio Innovations, Inc.†	637	974

		4,445

Agricultural Operations - 0.0%
Alico, Inc.	38	1,125
Andersons, Inc.	318	11,146
Cadiz, Inc.†	264	2,719
Limoneira Co.	174	3,833
Tejon Ranch Co.†	246	4,630

		23,453

Airlines - 0.2%
Allegiant Travel Co.	151	19,630
Hawaiian Holdings, Inc.	573	18,348
Mesa Air Group, Inc.†	131	1,146
SkyWest, Inc.	595	30,315
Spirit Airlines, Inc.†	802	47,174

		116,613

Apparel Manufacturers - 0.1%
Deckers Outdoor Corp.†	341	43,801
Oxford Industries, Inc.	196	15,010
Superior Group of Cos., Inc.	106	1,884

		60,695

Appliances - 0.1%
Hamilton Beach Brands Holding Co., Class A	75	1,960
iRobot Corp.†	315	28,284

		30,244

Applications Software - 1.3%
Appfolio, Inc., Class A†	182	11,522
Brightcove, Inc.†	422	3,384
Ebix, Inc.	281	16,051
Five9, Inc.†	670	34,257
HubSpot, Inc.†	433	68,548
Immersion Corp.†	303	2,875
MINDBODY, Inc., Class A†	509	18,558
New Relic, Inc.†	527	53,570
Park City Group, Inc.†	156	1,351
PDF Solutions, Inc.†	323	3,395
Telenav, Inc.†	362	1,604
Upland Software, Inc.†	17,587	549,418

		764,533

Athletic Equipment - 0.4%
Clarus Corp.	244	2,730
Fox Factory Holding Corp.†	421	24,978
Nautilus, Inc.†	24,084	180,871
Vista Outdoor, Inc.†	667	6,657
YETI Holdings, Inc.†	199	3,385

		218,621

Auction Houses/Art Dealers - 0.0%
Sotheby’s†	412	16,641

Audio/Video Products - 0.1%
Daktronics, Inc.	420	3,162
Roku, Inc.†	506	22,745
Sonos, Inc.†	187	2,220
Universal Electronics, Inc.†	157	4,423

		32,550

Auto Repair Centers - 0.0%
Monro, Inc.	372	26,658

Auto-Heavy Duty Trucks - 0.5%
Blue Bird Corp.†	14,162	281,399
Navistar International Corp.†	575	18,883
REV Group, Inc.	342	2,842

		303,124

Auto-Truck Trailers - 0.0%
Wabash National Corp.	647	9,019

Auto/Truck Parts & Equipment-Original - 0.3%
Altra Industrial Motion Corp.	701	21,458
American Axle & Manufacturing Holdings, Inc.†	1,302	19,243
Cooper-Standard Holdings, Inc.†	207	15,827
Dana, Inc.	1,709	30,112
Gentherm, Inc.†	407	17,322
Meritor, Inc.†	950	19,646
Methode Electronics, Inc.	421	10,841
Miller Industries, Inc.	129	3,876
Modine Manufacturing Co.†	579	8,471

Spartan Motors, Inc.	399	3,360
Superior Industries International, Inc.	287	1,478
Tenneco, Inc.	594	20,600
Titan International, Inc.	587	3,299
Tower International, Inc.	232	6,749

		182,282

Auto/Truck Parts & Equipment-Replacement - 1.3%
Commercial Vehicle Group, Inc.†	49,755	371,670
Douglas Dynamics, Inc.	10,719	379,452
Motorcar Parts of America, Inc.†	222	4,440
Standard Motor Products, Inc.	248	12,192

		767,754

B2B/E-Commerce - 0.0%
ePlus, Inc.†	156	12,358

Banks-Commercial - 5.6%
1st Constitution Bancorp	86	1,670
1st Source Corp.	183	8,308
Access National Corp.	180	4,250
ACNB Corp.	80	2,912
Allegiance Bancshares, Inc.†	137	4,921
Amalgamated Bank, Class A	138	2,476
American National Bankshares, Inc.	96	3,137
Ameris Bancorp	495	18,785
Ames National Corp.	101	2,539
Arrow Financial Corp.	143	4,555
Atlantic Capital Bancshares, Inc.†	298	5,388
Auburn National Bancorporation, Inc.	28	912
BancFirst Corp.	211	11,326
Bancorp, Inc.†	589	4,995
BancorpSouth Bank	1,100	32,098
Bank of Commerce Holdings	181	1,935
Bank of Marin Bancorp	159	6,668
Bank of N.T. Butterfield & Son, Ltd.	638	22,362
Bank of Princeton	67	1,979
Bank7 Corp.†	40	624
Bankwell Financial Group, Inc.	72	2,081
Banner Corp.	374	20,398
Bar Harbor Bankshares	178	4,260
Baycom Corp.†	120	2,592
BCB Bancorp, Inc.	158	1,855
Blue Hills Bancorp, Inc.	269	6,359
Bridge Bancorp, Inc.	194	5,973
Bridgewater Bancshares, Inc.†	271	3,022
Bryn Mawr Bank Corp.	9,875	365,276
Business First Bancshares	125	2,884
Byline Bancorp, Inc.†	190	3,589
C&F Financial Corp.	39	1,949
Cadence BanCorp	1,405	26,344
Cambridge Bancorp	43	3,272
Camden National Corp.	180	7,294
Capital Bancorp, Inc.†	74	870
Capital City Bank Group, Inc.	133	3,192
Capstar Financial Holdings, Inc.	92	1,467
Carolina Financial Corp.	245	8,482
Cathay General Bancorp	904	33,556
CB Financial Services, Inc.	55	1,328
CBTX, Inc.	218	7,030
CenterState Bank Corp.	1,071	26,561
Central Pacific Financial Corp.	331	9,477
Central Valley Community Bancorp	135	2,669
Century Bancorp, Inc., Class A	34	2,639
Chemical Financial Corp.	833	37,035
Chemung Financial Corp.	38	1,593
Citizens & Northern Corp.	138	3,460
City Holding Co.	185	13,261
Civista Bancshares, Inc.	161	3,016
CNB Financial Corp.	170	4,296
Coastal Financial Corp.†	74	1,100
Codorus Valley Bancorp, Inc.	106	2,343
Columbia Banking System, Inc.	854	31,384
Community Bank System, Inc.	587	35,191
Community Financial Corp.	57	1,684
Community Trust Bancorp, Inc.	181	7,350
ConnectOne Bancorp, Inc.	353	7,060
County Bancorp, Inc.	60	1,027
Customers Bancorp, Inc.†	343	6,747
CVB Financial Corp.	1,307	28,636
Eagle Bancorp, Inc.†	373	20,470
Enterprise Bancorp, Inc.	113	3,656
Enterprise Financial Services Corp.	266	11,739
Equity Bancshares, Inc., Class A†	156	4,953
Esquire Financial Holdings, Inc.†	70	1,521
Evans Bancorp, Inc.	55	1,925
Farmers & Merchants Bancorp, Inc.	104	3,279
Farmers National Banc Corp.	296	3,839
FB Financial Corp.	191	6,318
Fidelity D&D Bancorp, Inc.	33	1,947
Fidelity Southern Corp.	256	7,798
Financial Institutions, Inc.	179	4,801
First Bancorp, Inc./Maine	119	3,079
First Bancorp, Inc./North Carolina	342	12,575
First BanCorp./Puerto Rico	2,497	26,593
First Bancshares, Inc.	145	4,699
First Bank	191	2,147
First Busey Corp.	511	12,652
First Business Financial Services, Inc.	97	2,002
First Choice Bancorp	105	2,269
First Commonwealth Financial Corp.	1,166	15,858
First Community Bancshares, Inc.	185	6,345
First Community Corp.	84	1,722
First Financial Bancorp	1,116	29,384
First Financial Bankshares, Inc.	759	46,375
First Financial Corp.	139	5,764
First Foundation, Inc.†	445	6,466
First Guaranty Bancshares, Inc.	56	1,217
First Internet Bancorp	114	2,280
First Interstate BancSystem, Inc., Class A	384	14,945
First Merchants Corp.	577	21,136
First Mid-Illinois Bancshares, Inc.	148	4,822
First Midwest Bancorp, Inc.	1,235	27,195
First Northwest Bancorp	111	1,695
First of Long Island Corp.	287	5,947
First United Corp.	80	1,296
Franklin Financial Network, Inc.†	149	4,749
Fulton Financial Corp.	2,013	32,309
FVCBankcorp, Inc.†	22	385

German American Bancorp, Inc.	246	7,195
Glacier Bancorp, Inc.	992	41,843
Great Southern Bancorp, Inc.	129	6,881
Great Western Bancorp, Inc.	692	24,421
Guaranty Bancshares, Inc.	90	2,700
Hancock Whitney Corp.†	994	40,834
Hanmi Financial Corp.	373	8,180
HarborOne Bancorp, Inc.†	170	2,581
Heartland Financial USA, Inc.	343	15,558
Heritage Commerce Corp.	467	6,197
Heritage Financial Corp.	427	13,228
Hilltop Holdings, Inc.	841	15,483
Home BancShares, Inc.	1,862	34,093
HomeStreet, Inc.†	291	7,121
Hope Bancorp, Inc.	1,455	20,821
Horizon Bancorp	432	6,972
Howard Bancorp, Inc.†	153	1,963
IBERIABANK Corp.	649	47,955
Independent Bank Corp./Massachusetts	318	25,370
Independent Bank Corp./Michigan	257	5,695
International Bancshares Corp.	646	22,914
Investar Holding Corp.	104	2,398
Kearny Financial Corp.	1,067	13,700
Lakeland Bancorp, Inc.	526	8,232
Lakeland Financial Corp.	285	12,834
LCNB Corp.	105	1,732
LegacyTexas Financial Group, Inc.	556	22,151
Level One Bancorp, Inc.	60	1,458
Live Oak Bancshares, Inc.	297	4,128
Luther Burbank Corp.	238	2,249
Macatawa Bank Corp.	304	2,967
MB Financial, Inc.	970	43,049
MBT Financial Corp.	209	2,092
Mercantile Bank Corp.	190	6,308
Merchants Bancorp	188	3,679
Metropolitan Bank Holding Corp.†	76	2,660
Mid Penn Bancorp, Inc.	55	1,273
Middlefield Banc Corp.	36	1,539
Midland States Bancorp, Inc.	246	5,931
MidSouth Bancorp, Inc.	175	1,998
MidWestOne Financial Group, Inc.	130	3,602
MVB Financial Corp.	100	1,684
National Bankshares, Inc.	79	2,744
National Commerce Corp.†	208	8,469
NBT Bancorp, Inc.	498	17,739
Nicolet Bankshares, Inc.†	97	5,305
Northeast Bancorp	88	1,735
Northrim BanCorp, Inc.	79	2,617
Norwood Financial Corp.	67	1,964
Oak Valley Bancorp	81	1,430
OFG Bancorp	506	9,806
Ohio Valley Banc Corp.	48	1,722
Old Line Bancshares, Inc.	183	4,943
Old National Bancorp	1,765	28,487
Old Second Bancorp, Inc.	339	4,756
OP Bancorp†	148	1,347
Opus Bank	230	4,807
Origin Bancorp, Inc.	204	6,950
Orrstown Financial Services, Inc.	87	1,638
Pacific City Financial Corp.	2,807	46,175
Pacific Mercantile Bancorp†	181	1,423
Park National Corp.	160	15,043
PCSB Financial Corp.	194	3,940
Peapack Gladstone Financial Corp.	214	5,712
Penns Woods Bancorp, Inc.	53	1,872
People’s Utah Bancorp	180	5,292
Peoples Bancorp of North Carolina, Inc.	54	1,404
Peoples Bancorp, Inc.	206	6,592
Peoples Financial Services Corp.	80	3,299
Preferred Bank	7,071	329,226
Premier Financial Bancorp, Inc.	138	1,969
Provident Bancorp, Inc.†	50	1,131
QCR Holdings, Inc.	153	5,242
RBB Bancorp	162	3,021
Reliant Bancorp, Inc.	118	2,537
Renasant Corp.	563	19,998
Republic Bancorp, Inc., Class A	112	4,669
Republic First Bancorp, Inc.†	514	3,033
S&T Bancorp, Inc.	402	15,445
Sandy Spring Bancorp, Inc.	405	13,207
SB One Bancorp	83	1,818
Seacoast Banking Corp. of Florida†	537	14,778
Select Bancorp, Inc.†	181	2,190
ServisFirst Bancshares, Inc.	543	18,326
Shore Bancshares, Inc.	147	2,190
Sierra Bancorp	165	4,389
Simmons First National Corp., Class A	1,057	26,150
SmartFinancial, Inc.†	133	2,567
South State Corp.	427	28,331
Southern First Bancshares, Inc.†	80	2,879
Southern National Bancorp of Virginia, Inc.	228	3,438
Southside Bancshares, Inc.	388	12,800
Spirit of Texas Bancshares, Inc.†	107	2,356
Sterling Bancorp, Inc.	256	2,202
Stock Yards Bancorp, Inc.	252	8,712
Summit Financial Group, Inc.	128	3,012
Tompkins Financial Corp.	172	12,649
Towne Bank	770	19,989
TriCo Bancshares	298	11,241
TriState Capital Holdings, Inc.†	287	5,843
Triumph Bancorp, Inc.†	280	8,529
TrustCo Bank Corp.	1,094	8,489
Trustmark Corp.	779	24,562
UMB Financial Corp.	530	34,111
Union Bankshares Corp.	765	24,143
United Bankshares, Inc.	1,168	41,312
United Community Banks, Inc.	916	23,560
United Security Bancshares	153	1,570
Unity Bancorp, Inc.	90	1,783
Univest Corp. of Pennsylvania	337	7,916
Valley National Bancorp	3,771	38,125
Veritex Holdings, Inc.†	17,912	473,952
Washington Trust Bancorp, Inc.	176	9,159
WesBanco, Inc.	611	24,813
West Bancorporation, Inc.	186	4,006
Westamerica Bancorporation	301	18,861

Western New England Bancorp, Inc.	308	2,849

		3,283,552

Banks-Fiduciary - 0.0%
Parke Bancorp, Inc.	81	1,589
Union Bankshares, Inc.	45	2,144

		3,733

Banks-Mortgage - 0.0%
Flagstar Bancorp, Inc.†	345	10,643
Walker & Dunlop, Inc.	323	15,527

		26,170

Banks-Super Regional - 0.1%
Independent Bank Group, Inc.	382	20,154
Meta Financial Group, Inc.	326	7,677
National Bank Holdings Corp., Class A	336	10,739

		38,570

Batteries/Battery Systems - 0.1%
EnerSys	492	41,948

Beverages-Non-alcoholic - 0.6%
Celsius Holdings, Inc.†	267	1,092
Coca-Cola Consolidated, Inc.	55	11,869
National Beverage Corp.	137	11,486
Primo Water Corp.†	26,699	347,888

		372,335

Beverages-Wine/Spirits - 0.0%
MGP Ingredients, Inc.	154	11,056

Brewery - 0.0%
Boston Beer Co., Inc., Class A†	96	23,919
Craft Brew Alliance, Inc.†	149	2,453

		26,372

Broadcast Services/Program - 0.0%
Hemisphere Media Group, Inc.†	212	2,811
MSG Networks, Inc., Class A†	691	15,479

		18,290

Building & Construction Products-Misc. - 0.3%
American Woodmark Corp.†	165	11,542
Armstrong Flooring, Inc.†	248	3,353
Builders FirstSource, Inc.†	1,320	17,450
Caesarstone, Ltd.	268	4,122
Forterra, Inc.†	220	1,129
Gibraltar Industries, Inc.†	373	13,297
Louisiana-Pacific Corp.	1,659	40,446
NCI Building Systems, Inc.†	498	4,064
Patrick Industries, Inc.†	270	10,773
Simpson Manufacturing Co., Inc.	484	29,708
Summit Materials, Inc., Class A†	1,310	19,991
Trex Co., Inc.†	691	48,204

		204,079

Building & Construction-Misc. - 0.7%
Comfort Systems USA, Inc.	428	20,531
EMCOR Group, Inc.	669	43,639
IES Holdings, Inc.†	97	1,624
MYR Group, Inc.†	188	5,728
NV5 Global, Inc.†	4,211	298,013
TopBuild Corp.†	414	21,863
Willscot Corp.†	417	4,274

		395,672

Building Products-Air & Heating - 0.0%
AAON, Inc.	482	17,805

Building Products-Cement - 0.0%
Continental Building Products, Inc.†	434	11,431
US Concrete, Inc.†	188	6,693

		18,124

Building Products-Doors & Windows - 0.1%
Apogee Enterprises, Inc.	323	11,004
Griffon Corp.	404	6,428
JELD-WEN Holding, Inc.†	794	14,165
Masonite International Corp.†	308	17,617
PGT Innovations, Inc.†	662	11,016

		60,230

Building Products-Wood - 0.1%
Boise Cascade Co.	454	12,471
Universal Forest Products, Inc.	700	21,574

		34,045

Building-Heavy Construction - 0.2%
Aegion Corp.†	375	6,806
Dycom Industries, Inc.†	353	20,492
Granite Construction, Inc.	514	22,215
Great Lakes Dredge & Dock Corp.†	667	4,716
MasTec, Inc.†	741	32,885
Orion Group Holdings, Inc.†	329	1,388
Primoris Services Corp.	488	9,736
Sterling Construction Co., Inc.†	311	4,118
Tutor Perini Corp.†	437	7,521

		109,877

Building-Maintenance & Services - 0.1%
ABM Industries, Inc.	773	26,429
Brightview Holdings, Inc.†	289	4,280

		30,709

Building-Mobile Home/Manufactured Housing - 0.7%
Cavco Industries, Inc.†	2,280	379,141
LCI Industries	285	23,495
Skyline Champion Corp.	337	6,086
Winnebago Industries, Inc.	361	10,325

		419,047

Building-Residential/Commercial - 0.3%
Beazer Homes USA, Inc.†	367	4,598
Century Communities, Inc.†	306	7,179
Green Brick Partners, Inc.†	287	2,428
Hovnanian Enterprises, Inc., Class A†	1,417	1,000
Installed Building Products, Inc.†	257	10,822
KB Home	1,004	21,496
LGI Homes, Inc.†	216	12,809
M/I Homes, Inc.†	316	8,371
MDC Holdings, Inc.	530	17,453
Meritage Homes Corp.†	445	20,061
New Home Co., Inc.†	151	1,045
Taylor Morrison Home Corp., Class A†	1,367	25,836
TRI Pointe Group, Inc.†	1,655	22,260

William Lyon Homes, Class A†	373	4,946

		160,304

Cable/Satellite TV - 0.1%
Liberty Latin America, Ltd., Class A†	508	8,857
Liberty Latin America, Ltd., Class C†	1,328	23,213
WideOpenWest, Inc.†	346	2,616

		34,686

Capacitors - 0.0%
KEMET Corp.	659	11,677

Casino Hotels - 0.1%
Boyd Gaming Corp.	962	26,282
Century Casinos, Inc.†	316	2,424

		28,706

Casino Services - 0.1%
Eldorado Resorts, Inc.†	769	35,851
Scientific Games Corp.†	649	16,264

		52,115

Cellular Telecom - 0.1%
8x8, Inc.†	1,098	19,336
ATN International, Inc.	122	9,099
NII Holdings, Inc.†	1,037	5,029

		33,464

Chemicals-Diversified - 0.1%
Aceto Corp.	1	1
AdvanSix, Inc.†	351	11,106
Codexis, Inc.†	595	11,198
Innophos Holdings, Inc.	227	6,787
Innospec, Inc.	283	19,887
Koppers Holdings, Inc.†	241	5,492
Quaker Chemical Corp.	153	31,282

		85,753

Chemicals-Fibers - 0.0%
Rayonier Advanced Materials, Inc.	592	8,572

Chemicals-Other - 0.0%
American Vanguard Corp.	340	5,957

Chemicals-Plastics - 0.1%
A. Schulman, Inc. CVR†(1)(2)	318	463
Landec Corp.†	317	4,023
PolyOne Corp.	933	30,201

		34,687

Chemicals-Specialty - 0.5%
AgroFresh Solutions, Inc.†	368	1,479
Balchem Corp.	375	31,133
Ferro Corp.†	972	16,203
GCP Applied Technologies, Inc.†	840	21,168
H.B. Fuller Co.	592	29,239
Hawkins, Inc.	113	4,688
Ingevity Corp.†	495	46,565
Kraton Corp.†	362	10,208
Minerals Technologies, Inc.	413	24,190
Oil-Dri Corp. of America	59	1,566
OMNOVA Solutions, Inc.†	511	4,553
PQ Group Holdings, Inc.†	427	6,426
Rogers Corp.†	214	27,159
Sensient Technologies Corp.	497	31,202
Stepan Co.	237	20,839
Tronox, Ltd., Class A	1,094	9,584
Valhi, Inc.	295	982

		287,184

Circuit Boards - 0.0%
Park Electrochemical Corp.	225	5,126
TTM Technologies, Inc.†	1,096	12,582

		17,708

Coal - 0.2%
Advanced Emissions Solutions, Inc.	216	2,447
Arch Coal, Inc., Class A	204	17,979
Cloud Peak Energy, Inc.†	865	323
CONSOL Energy, Inc.†	328	11,654
Hallador Energy Co.	194	1,099
NACCO Industries, Inc., Class A	44	1,500
Peabody Energy Corp.	915	32,665
Ramaco Resources, Inc.†	70	424
SunCoke Energy, Inc.†	759	8,531
Warrior Met Coal, Inc.	504	14,480

		91,102

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	265	3,490

Coffee - 0.0%
Farmer Bros. Co.†	117	2,878

Commercial Services - 0.9%
Acacia Research Corp.†	565	1,718
Care.com, Inc.†	13,882	329,975
Emerald Expositions Events, Inc.	290	4,118
Forrester Research, Inc.	120	5,389
Healthcare Services Group, Inc.	865	37,731
HMS Holdings Corp.†	968	29,030
LiveRamp Holdings, Inc.†	915	39,748
Medifast, Inc.	137	17,432
National Research Corp.	129	5,157
Nutrisystem, Inc.	345	14,977
PFSweb, Inc.†	178	1,084
ServiceSource International, Inc.†	904	1,085
SP Plus Corp.†	264	8,738
Team, Inc.†	346	4,962
Weight Watchers International, Inc.†	450	14,400

		515,544

Commercial Services-Finance - 1.1%
Avalara, Inc.†	102	4,067
Cardtronics PLC, Class A†	463	12,533
Cass Information Systems, Inc.	168	8,247
CBIZ, Inc.†	603	11,819
Everi Holdings, Inc.†	762	5,067
EVERTEC, Inc.	712	19,701
Evo Payments, Inc., Class A†	280	7,042
Green Dot Corp., Class A†	564	41,747
I3 Verticals, Inc., Class A†	90	2,226
MoneyGram International, Inc.†	361	769
PRGX Global, Inc.†	57,577	527,405

Travelport Worldwide, Ltd.	1,466	22,958

		663,581

Communications Software - 0.0%
Avaya Holdings Corp.†	1,223	20,681
Digi International, Inc.†	314	3,724

		24,405

Computer Aided Design - 0.0%
Altair Engineering, Inc., Class A†	291	9,423

Computer Data Security - 0.8%
Carbon Black, Inc.†	449	6,955
ForeScout Technologies, Inc.†	351	10,705
OneSpan, Inc.†	368	5,369
Qualys, Inc.†	398	34,439
Rapid7, Inc.†	431	17,318
Tenable Holdings, Inc.†	147	4,069
Varonis Systems, Inc.†	6,286	371,377

		450,232

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	477	7,918

Computer Services - 1.2%
CACI International, Inc., Class A†	287	47,981
Carbonite, Inc.†	16,157	462,736
ExlService Holdings, Inc.†	390	22,425
Information Services Group, Inc.†	399	1,648
Insight Enterprises, Inc.†	410	18,827
KeyW Holding Corp.†	568	4,078
MAXIMUS, Inc.	746	52,317
Perspecta, Inc.	1,678	33,644
Presidio, Inc.	428	6,818
Rimini Street, Inc.†	121	641
Science Applications International Corp.	590	39,613
Sykes Enterprises, Inc.†	462	12,737
TTEC Holdings, Inc.	165	5,516
Unisys Corp.†	590	7,717
Virtusa Corp.†	332	16,109

		732,807

Computer Software - 1.0%
Avid Technology, Inc.†	321	1,528
Box, Inc., Class A†	1,442	30,167
Cision, Ltd.†	783	9,709
Cloudera, Inc.†	2,343	31,630
Cornerstone OnDemand, Inc.†	635	36,411
Envestnet, Inc.†	522	28,319
j2 Global, Inc.	547	41,113
Remark Holdings, Inc.†	318	636
SecureWorks Corp., Class A†	100	2,292
SendGrid, Inc.†	345	18,658
Simulations Plus, Inc.	19,132	368,482
TiVo Corp.	1,411	15,704
Veritone, Inc.†	99	528
Yext, Inc.†	972	15,153

		600,330

Computers-Integrated Systems - 0.2%
Agilysys, Inc.†	181	3,204
Cray, Inc.†	472	10,356
Cubic Corp.	296	19,024
Diebold Nixdorf, Inc.	891	3,787
Maxwell Technologies, Inc.†	478	1,424
Mercury Systems, Inc.†	549	32,188
MTS Systems Corp.	209	10,462
NetScout Systems, Inc.†	876	22,714
PAR Technology Corp.†	133	3,316
USA Technologies, Inc.†	666	3,936

		110,411

Computers-Other - 0.1%
3D Systems Corp.†	1,275	16,269
Lumentum Holdings, Inc.†	867	42,405
PlayAGS, Inc.†	257	6,440
Stratasys, Ltd.†	592	15,114

		80,228

Computers-Periphery Equipment - 0.5%
Electronics For Imaging, Inc.†	511	13,496
Mitek Systems, Inc.†	382	4,213
TransAct Technologies, Inc.	28,159	292,290

		309,999

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	352	14,369

Consulting Services - 0.8%
CRA International, Inc.	9,501	396,572
Franklin Covey Co.†	114	2,777
FTI Consulting, Inc.†	444	30,334
Hackett Group, Inc.	281	5,055
Huron Consulting Group, Inc.†	258	12,474
ICF International, Inc.	211	13,909
Kelly Services, Inc., Class A	365	8,176
Navigant Consulting, Inc.	494	12,805
Vectrus, Inc.†	130	3,275

		485,377

Consumer Products-Misc. - 0.2%
Central Garden & Pet Co.†	121	4,745
Central Garden & Pet Co., Class A†	473	16,848
Helen of Troy, Ltd.†	309	35,856
Quanex Building Products Corp.	408	6,385
Rosetta Stone, Inc.†	230	3,487
WD-40 Co.	159	28,898

		96,219

Containers-Metal/Glass - 0.0%
Greif, Inc., Class A	299	11,661
Greif, Inc., Class B	65	2,935

		14,596

Containers-Paper/Plastic - 0.0%
Multi-Color Corp.	162	7,541
UFP Technologies, Inc.†	77	2,541

		10,082

Cosmetics & Toiletries - 0.1%
e.l.f. Beauty, Inc.†	260	2,184
Edgewell Personal Care Co.†	630	24,854
Inter Parfums, Inc.	203	13,491

Revlon, Inc., Class A†	95	2,489

		43,018

Cruise Lines - 0.6%
Lindblad Expeditions Holdings, Inc.†	26,219	322,232

Data Processing/Management - 0.1%
Amber Road, Inc.†	274	2,386
Bottomline Technologies, Inc.†	493	25,463
CommVault Systems, Inc.†	467	30,855
CSG Systems International, Inc.	388	14,042

		72,746

Dental Supplies & Equipment - 0.0%
Patterson Cos., Inc.	958	21,354

Diagnostic Equipment - 0.1%
Accelerate Diagnostics, Inc.†	304	5,536
BioTelemetry, Inc.†	385	27,650
GenMark Diagnostics, Inc.†	606	4,024
OPKO Health, Inc.†	3,757	13,826
Oxford Immunotec Global PLC†	296	4,304
Quanterix Corp.†	99	2,085
Repligen Corp.†	457	26,053

		83,478

Diagnostic Kits - 0.1%
Celcuity, Inc.†	68	1,511
Genomic Health, Inc.†	245	18,573
Meridian Bioscience, Inc.	485	7,949
OraSure Technologies, Inc.†	703	9,034
Quidel Corp.†	399	23,154

		60,221

Dialysis Centers - 0.2%
American Renal Associates Holdings, Inc.†	10,667	129,284

Direct Marketing - 0.0%
Quotient Technology, Inc.†	932	9,320

Disposable Medical Products - 0.8%
BioLife Solutions, Inc.†	26,926	395,004
CONMED Corp.	295	20,753
Merit Medical Systems, Inc.†	623	35,218
Utah Medical Products, Inc.	40	3,758

		454,733

Distribution/Wholesale - 0.3%
Anixter International, Inc.†	344	20,884
BlueLinx Holdings, Inc.†	104	3,032
Core-Mark Holding Co., Inc.	533	14,860
Dorman Products, Inc.†	314	26,988
Essendant, Inc.	436	5,581
EVI Industries, Inc.	45	1,570
Fossil Group, Inc.†	533	9,040
G-III Apparel Group, Ltd.†	508	17,714
H&E Equipment Services, Inc.	372	9,958
Nexeo Solutions, Inc.†	383	3,600
ScanSource, Inc.†	294	11,263
SiteOne Landscape Supply, Inc.†	474	25,264
Systemax, Inc.	143	3,338
Titan Machinery, Inc.†	220	4,123
Triton International, Ltd.	603	21,678
Veritiv Corp.†	134	4,576

		183,469

Diversified Manufacturing Operations - 0.2%
Actuant Corp., Class A	712	16,298
Chase Corp.	85	8,570
EnPro Industries, Inc.	239	15,786
Fabrinet†	421	23,930
Federal Signal Corp.	694	15,254
GP Strategies Corp.†	145	2,181
Harsco Corp.†	940	20,022
LSB Industries, Inc.†	252	1,877
Lydall, Inc.†	198	5,251
NL Industries, Inc.†	98	371
Standex International Corp.	149	11,112
Synalloy Corp.	97	1,532
Tredegar Corp.	302	4,926

		127,110

Diversified Minerals - 0.0%
Covia Holdings Corp.†	363	1,699
Livent Corp.†	271	3,431
United States Lime & Minerals, Inc.	23	1,587

		6,717

Diversified Operations/Commercial Services - 0.0%
Viad Corp.	238	12,543

Drug Delivery Systems - 0.4%
Antares Pharma, Inc.†	1,686	5,092
Assertio Therapeutics, Inc.†	687	3,064
BioDelivery Sciences International, Inc.†	44,965	207,738
Heron Therapeutics, Inc.†	805	21,655
Revance Therapeutics, Inc.†	383	6,614
Senseonics Holdings, Inc.†	995	2,497
Xeris Pharmaceuticals, Inc.†	78	1,083

		247,743

E-Commerce/Products - 0.2%
1-800-flowers.com, Inc., Class A†	313	4,992
Etsy, Inc.†	1,396	76,292
Lands’ End, Inc.†	123	2,202
Overstock.com, Inc.†	269	4,667

		88,153

E-Commerce/Services - 0.3%
Cargurus, Inc.†	584	24,978
Cars.com, Inc.†	808	22,067
ChannelAdvisor Corp.†	303	3,257
Groupon, Inc.†	5,208	19,634
Leaf Group, Ltd.†	193	1,482
Liberty Expedia Holdings, Inc., Class A†	636	26,070
Shutterfly, Inc.†	391	17,970
Shutterstock, Inc.	220	8,802
Stamps.com, Inc.†	205	38,147
Travelzoo, Inc.†	54	664
TrueCar, Inc.†	1,080	10,130
Upwork, Inc.†	147	2,839

		176,040

E-Marketing/Info - 1.0%
Cardlytics, Inc.†	69	1,207

Liquidity Services, Inc.†	305	2,553
New Media Investment Group, Inc.	697	9,528
QuinStreet, Inc.†	29,161	555,225

		568,513

E-Services/Consulting - 0.0%
Perficient, Inc.†	378	9,643

Educational Software - 0.0%
Instructure, Inc.†	371	14,666

Electric Products-Misc. - 0.1%
Graham Corp.	112	2,509
nLight, Inc.†	265	5,181
Novanta, Inc.†	383	26,687

		34,377

Electric-Distribution - 0.1%
Portland General Electric Co.	1,045	50,494
Spark Energy, Inc., Class A	135	1,121
Unitil Corp.	170	8,918

		60,533

Electric-Generation - 0.1%
Atlantic Power Corp.†	1,268	3,183
Ormat Technologies, Inc.	465	26,835

		30,018

Electric-Integrated - 0.6%
ALLETE, Inc.	602	46,318
Ameresco, Inc., Class A†	221	3,300
Avista Corp.	766	32,057
Black Hills Corp.	626	42,499
El Paso Electric Co.	473	24,842
IDACORP, Inc.	590	57,525
MGE Energy, Inc.	408	26,238
NorthWestern Corp.	590	37,707
Otter Tail Corp.	460	22,287
PNM Resources, Inc.	930	39,609

		332,382

Electronic Components-Misc. - 1.9%
Advanced Energy Industries, Inc.†	448	22,978
Applied Optoelectronics, Inc.†	219	3,806
Atkore International Group, Inc.†	456	10,575
AVX Corp.	545	9,674
Bel Fuse, Inc., Class B	113	2,608
Benchmark Electronics, Inc.	513	13,040
Comtech Telecommunications Corp.	269	6,717
IntriCon Corp.†	6,584	170,657
Kimball Electronics, Inc.†	303	4,900
Knowles Corp.†	1,021	15,928
NVE Corp.	4,208	400,980
OSI Systems, Inc.†	196	17,579
Plexus Corp.†	364	20,428
Sanmina Corp.†	792	24,726
SMART Global Holdings, Inc.†	119	2,952
Sparton Corp.†	112	2,060
Vishay Intertechnology, Inc.	1,548	30,186
Vishay Precision Group, Inc.†	121	4,045
ZAGG, Inc.†	29,010	325,492

		1,089,331

Electronic Components-Semiconductors - 1.1%
Adesto Technologies Corp.†	288	1,420
Alpha & Omega Semiconductor, Ltd.†	232	2,763
Amkor Technology, Inc.†	1,195	9,560
AXT, Inc.†	444	1,825
CEVA, Inc.†	258	7,338
Cree, Inc.†	1,176	59,306
CTS Corp.	382	10,837
Diodes, Inc.†	469	15,772
Impinj, Inc.†	191	2,926
Inphi Corp.†	507	19,996
Kopin Corp.†	690	952
Lattice Semiconductor Corp.†	1,368	10,670
MACOM Technology Solutions Holdings, Inc.†	529	9,538
Photronics, Inc.†	776	8,295
Pixelworks, Inc.†	89,347	337,732
Rambus, Inc.†	1,245	11,230
Rudolph Technologies, Inc.†	368	7,993
Semtech Corp.†	760	36,906
Silicon Laboratories, Inc.†	502	38,403
Synaptics, Inc.†	405	16,119
Xperi Corp.	572	12,258

		621,839

Electronic Measurement Instruments - 0.9%
Badger Meter, Inc.	334	17,632
CyberOptics Corp.†	21,658	456,767
FARO Technologies, Inc.†	200	8,504
Fitbit, Inc., Class A†	2,499	15,419
Itron, Inc.†	396	21,633
Mesa Laboratories, Inc.	39	8,835
Stoneridge, Inc.†	321	8,381

		537,171

Electronic Parts Distribution - 0.2%
Digimarc Corp.†	131	2,553
SYNNEX Corp.	486	47,025
Tech Data Corp.†	447	42,747

		92,325

Electronic Security Devices - 0.1%
Alarm.com Holdings, Inc.†	365	22,969
Napco Security Technologies, Inc.†	138	2,168
ShotSpotter, Inc.†	86	4,142

		29,279

Energy-Alternate Sources - 0.8%
Amyris, Inc.†	363	1,231
Clean Energy Fuels Corp.†	1,603	3,046
Enphase Energy, Inc.†	1,010	7,302
FuelCell Energy, Inc.†	1,088	558
FutureFuel Corp.	302	5,530
Green Plains, Inc.	460	6,537
Pattern Energy Group, Inc., Class A	945	20,110
Plug Power, Inc.†	2,497	3,421
Renewable Energy Group, Inc.†	12,841	371,105
REX American Resources Corp.†	65	4,740

Sunrun, Inc.†	1,129	15,016
TerraForm Power, Inc., Class A	854	10,145
TPI Composites, Inc.†	170	5,146
Vivint Solar, Inc.†	368	1,615

		455,502

Engineering/R&D Services - 0.1%
Argan, Inc.	171	7,220
Exponent, Inc.	603	30,126
Infrastructure and Energy Alternatives, Inc.†	200	1,658
Iteris, Inc.†	297	1,143
KBR, Inc.	1,648	28,345
Mistras Group, Inc.†	204	3,001
VSE Corp.	101	3,296

		74,789

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	485	6,247

Enterprise Software/Service - 1.5%
Alteryx, Inc., Class A†	342	24,333
American Software, Inc., Class A	39,745	439,580
Asure Software, Inc.†	147	781
Benefitfocus, Inc.†	262	14,659
Blackbaud, Inc.	564	40,382
Blackline, Inc.†	429	20,412
Coupa Software, Inc.†	637	55,394
Daily Journal Corp.†	13	2,874
Domo, Inc., Class B†	94	2,538
Donnelley Financial Solutions, Inc.†	393	5,754
eGain Corp.†	206	1,475
Everbridge, Inc.†	313	19,362
Evolent Health, Inc., Class A†	796	14,073
Exela Technologies, Inc.†	554	2,183
LivePerson, Inc.†	688	16,147
Majesco†	65	552
ManTech International Corp., Class A	309	17,418
MicroStrategy, Inc., Class A†	111	14,085
MobileIron, Inc.†	869	4,215
Model N, Inc.†	301	4,367
Omnicell, Inc.†	452	29,439
Progress Software Corp.	523	18,948
PROS Holdings, Inc.†	370	12,802
QAD, Inc., Class A	121	5,101
SailPoint Technologies Holding, Inc.†	816	23,297
SPS Commerce, Inc.†	201	17,821
SVMK, Inc.†	206	2,680
Verint Systems, Inc.†	754	36,471
Workiva, Inc.†	333	13,953

		861,096

Entertainment Software - 0.0%
Glu Mobile, Inc.†	1,303	12,691

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	648	35,763

Filtration/Separation Products - 0.0%
ESCO Technologies, Inc.	297	19,338

Finance-Commercial - 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	603	13,622
Marlin Business Services Corp.	101	2,241
NewStar Financial, Inc. CVR†(1)(2)	360	194
On Deck Capital, Inc.†	33,086	248,807

		264,864

Finance-Consumer Loans - 0.6%
Curo Group Holdings Corp.†	137	1,713
Elevate Credit, Inc.†	241	1,072
Encore Capital Group, Inc.†	304	8,980
Enova International, Inc.†	11,385	262,424
LendingClub Corp.†	3,751	11,966
Nelnet, Inc., Class A	217	11,414
Ocwen Financial Corp.†	1,373	2,307
PRA Group, Inc.†	521	15,375
Regional Management Corp.†	109	2,995
World Acceptance Corp.†	72	7,466

		325,712

Finance-Investment Banker/Broker - 0.2%
Arlington Asset Investment Corp., Class A	348	3,000
Cowen, Inc.†	323	5,223
Diamond Hill Investment Group, Inc.	38	5,890
GAIN Capital Holdings, Inc.	319	2,064
Greenhill & Co., Inc.	207	5,187
Houlihan Lokey, Inc.	395	17,475
INTL. FCStone, Inc.†	179	6,843
Investment Technology Group, Inc.	381	11,529
Ladenburg Thalmann Financial Services, Inc.	1,189	3,424
Moelis & Co., Class A	521	22,794
Oppenheimer Holdings, Inc., Class A	113	3,043
Piper Jaffray Cos.	167	11,528
PJT Partners, Inc., Class A	233	10,131
Siebert Financial Corp.†	87	962

		109,093

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	635	13,233

Finance-Mortgage Loan/Banker - 0.2%
Ellie Mae, Inc.†	405	30,699
Federal Agricultural Mtg. Corp., Class C	105	7,429
Granite Point Mtg. Trust, Inc.	501	9,779
Impac Mtg. Holdings, Inc.†	115	404
LendingTree, Inc.†	93	27,559
Mr. Cooper Group, Inc.†	869	13,374
PennyMac Financial Services, Inc.	232	4,798
TPG RE Finance Trust, Inc.	411	8,150

		102,192

Finance-Other Services - 0.0%
WageWorks, Inc.†	463	14,608

Financial Guarantee Insurance - 1.0%
MBIA, Inc.†	1,034	9,937
MGIC Investment Corp.†	4,226	52,740
NMI Holdings, Inc., Class A†	21,978	483,516
Radian Group, Inc.	2,524	48,562

		594,755

Firearms & Ammunition - 0.1%
American Outdoor Brands Corp.†	628	7,580
Axon Enterprise, Inc.†	671	34,228
Sturm Ruger & Co., Inc.	196	10,678

		52,486

Food-Baking - 0.0%
Hostess Brands, Inc.†	1,153	13,248

Food-Canned - 0.0%
Seneca Foods Corp., Class A†	85	2,431

Food-Confectionery - 0.0%
Simply Good Foods Co.†	704	13,932
Tootsie Roll Industries, Inc.	191	6,618

		20,550

Food-Dairy Products - 0.0%
Dean Foods Co.	1,066	4,445

Food-Meat Products - 0.0%
Nathan’s Famous, Inc.	33	2,228

Food-Misc./Diversified - 0.3%
B&G Foods, Inc.	768	20,475
Cal-Maine Foods, Inc.	364	15,354
Darling Ingredients, Inc.†	1,915	40,732
J&J Snack Foods Corp.	176	27,166
John B. Sanfilippo & Son, Inc.	100	6,825
Lancaster Colony Corp.	221	35,154

		145,706

Food-Retail - 0.0%
Ingles Markets, Inc., Class A	165	4,709
Smart & Final Stores, Inc.†	269	1,622
Village Super Market, Inc., Class A	96	2,582
Weis Markets, Inc.	112	5,434

		14,347

Food-Wholesale/Distribution - 1.4%
Calavo Growers, Inc.	4,858	395,247
Chefs’ Warehouse, Inc.†	10,714	344,134
Fresh Del Monte Produce, Inc.	355	11,353
Performance Food Group Co.†	1,190	40,650
SpartanNash Co.	416	8,632
United Natural Foods, Inc.†	599	7,847

		807,863

Footwear & Related Apparel - 0.7%
Crocs, Inc.†	11,924	342,457
Rocky Brands, Inc.	80	2,145
Steven Madden, Ltd.	1,018	33,238
Weyco Group, Inc.	71	1,908
Wolverine World Wide, Inc.	1,079	37,020

		416,768

Funeral Services & Related Items - 0.0%
Carriage Services, Inc.	206	4,007
Matthews International Corp., Class A	364	16,194

		20,201

Gambling (Non-Hotel) - 0.1%
Golden Entertainment, Inc.†	212	3,964
Monarch Casino & Resort, Inc.†	132	5,708
Red Rock Resorts, Inc., Class A	812	20,609

		30,281

Gas-Distribution - 0.4%
Chesapeake Utilities Corp.	185	16,756
New Jersey Resources Corp.	1,019	49,422
Northwest Natural Holding Co.	334	20,908
ONE Gas, Inc.	609	50,029
RGC Resources, Inc.	86	2,419
South Jersey Industries, Inc.	1,002	29,840
Southwest Gas Holdings, Inc.	573	44,877
Spire, Inc.	576	45,717

		259,968

Gold Mining - 0.0%
Gold Resource Corp.	615	2,761
Tahoe Resources, Inc.†	3,628	13,750

		16,511

Golf - 0.1%
Acushnet Holdings Corp.	404	9,288
Callaway Golf Co.	1,098	17,887
Drive Shack, Inc.†	706	2,972

		30,147

Hazardous Waste Disposal - 0.8%
Heritage-Crystal Clean, Inc.†	18,302	468,531
US Ecology, Inc.	256	16,300

		484,831

Health Care Cost Containment - 0.1%
CorVel Corp.†	106	6,622
HealthEquity, Inc.†	632	39,399

		46,021

Healthcare Safety Devices - 0.0%
Tandem Diabetes Care, Inc.†	596	25,914

Home Furnishings - 0.0%
Ethan Allen Interiors, Inc.	279	5,296
Flexsteel Industries, Inc.	86	2,147
Hooker Furniture Corp.	135	3,884
Purple Innovation, Inc.†	51	292
Sleep Number Corp.†	381	13,716

		25,335

Hotels/Motels - 0.1%
BBX Capital Corp.	767	4,732
Belmond, Ltd., Class A†	1,047	26,091
Bluegreen Vacations Corp.	87	1,166
Marcus Corp.	225	10,028
Red Lion Hotels Corp.†	186	1,721
St. Joe Co.†	407	6,333

		50,071

Housewares - 0.0%
Lifetime Brands, Inc.	138	1,343
Tupperware Brands Corp.	570	15,544

		16,887

Human Resources - 1.3%
AMN Healthcare Services, Inc.†	540	34,986
ASGN, Inc.†	593	37,353
Barrett Business Services, Inc.	83	5,200

BG Staffing, Inc.	2,082	53,653
Cross Country Healthcare, Inc.†	414	3,987
Heidrick & Struggles International, Inc.	218	7,205
Insperity, Inc.	448	47,793
Kforce, Inc.	269	8,826
Korn Ferry	671	30,597
Paylocity Holding Corp.†	338	24,008
Resources Connection, Inc.	348	5,815
TriNet Group, Inc.†	510	23,287
TrueBlue, Inc.†	470	11,463
Willdan Group, Inc.†	14,415	485,065

		779,238

Identification Systems - 0.0%
Brady Corp., Class A	557	24,903

Import/Export - 0.0%
Castle Brands, Inc.†	1,077	910

Independent Power Producers - 0.0%
Clearway Energy, Inc., Class A	407	5,983
Clearway Energy, Inc., Class C	859	12,962

		18,945

Industrial Audio & Video Products - 0.0%
GoPro, Inc., Class A†	1,342	6,616
Turtle Beach Corp.†	92	1,370

		7,986

Industrial Automated/Robotic - 0.0%
Hurco Cos., Inc.	73	2,799
Ichor Holdings, Ltd.†	263	5,410

		8,209

Instruments-Controls - 0.2%
Allied Motion Technologies, Inc.	82	3,457
Control4 Corp.†	304	6,040
Watts Water Technologies, Inc., Class A	325	24,333
Woodward, Inc.	626	56,872

		90,702

Instruments-Scientific - 0.0%
Fluidigm Corp.†	307	2,656

Insurance Brokers - 0.0%
Crawford & Co., Class B	137	1,322
eHealth, Inc.†	219	13,394
Goosehead Insurance, Inc., Class A†	114	3,276

		17,992

Insurance-Life/Health - 0.6%
American Equity Investment Life Holding Co.	1,046	32,761
CNO Financial Group, Inc.	1,920	34,330
FBL Financial Group, Inc., Class A	116	8,145
FGL Holdings†	1,712	13,542
Health Insurance Innovations, Inc., Class A†	5,399	206,998
Independence Holding Co.	55	1,967
National Western Life Group, Inc., Class A	27	8,189
Primerica, Inc.	504	56,634
Tiptree, Inc.	310	1,844
Trupanion, Inc.†	294	7,806

		372,216

Insurance-Multi-line - 0.2%
Citizens, Inc.†	578	4,098
Genworth Financial, Inc., Class A†	5,890	28,507
Horace Mann Educators Corp.	481	20,034
Kemper Corp.	616	46,311
United Fire Group, Inc.	246	12,792

		111,742

Insurance-Property/Casualty - 2.0%
Ambac Financial Group, Inc.†	529	10,009
AMERISAFE, Inc.	223	13,248
Donegal Group, Inc., Class A	109	1,435
Employers Holdings, Inc.	377	15,973
Enstar Group, Ltd.†	141	25,098
FedNat Holding Co.	134	2,427
Hallmark Financial Services, Inc.†	152	1,474
HCI Group, Inc.	85	4,027
Heritage Insurance Holdings, Inc.	234	3,398
Investors Title Co.	16	2,764
James River Group Holdings, Ltd.	303	11,687
Kingstone Cos., Inc.	28,476	468,430
Kinsale Capital Group, Inc.	6,899	400,142
National General Holdings Corp.	755	18,233
Navigators Group, Inc.	242	16,892
NI Holdings, Inc.†	113	1,695
ProAssurance Corp.	620	26,449
Protective Insurance Corp., Class B	112	2,064
RLI Corp.	458	30,233
Safety Insurance Group, Inc.	171	14,075
Selective Insurance Group, Inc.	678	41,304
State Auto Financial Corp.	195	6,630
Stewart Information Services Corp.	273	12,135
United Insurance Holdings Corp.	240	3,917
Universal Insurance Holdings, Inc.	370	13,956

		1,147,695

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.†	379	25,294
EMC Insurance Group, Inc.	108	3,551
Essent Group, Ltd.†	1,122	44,600
Global Indemnity, Ltd.	98	3,224
Greenlight Capital Re, Ltd., Class A†	336	3,484
Maiden Holdings, Ltd.	796	1,027
Third Point Reinsurance, Ltd.†	868	9,123

		90,303

Internet Application Software - 0.0%
Anaplan, Inc.†	210	6,592
Tucows, Inc., Class A†	111	8,172
VirnetX Holding Corp.†	642	3,274

		18,038

Internet Connectivity Services - 0.8%
Boingo Wireless, Inc.†	17,933	432,544
Cogent Communications Holdings, Inc.	489	23,692
Internap Corp.†	283	1,531

		457,767

Internet Content-Entertainment - 0.1%
Limelight Networks, Inc.†	1,276	3,981
Pandora Media LLC†	3,031	25,400

		29,381

Internet Content-Information/News - 0.9%
HealthStream, Inc.	18,393	462,768
LiveXLive Media, Inc.†	344	2,095
TechTarget, Inc.†	237	3,436
Yelp, Inc.†	948	34,526

		502,825

Internet Security - 1.0%
Zix Corp.†	78,170	556,570
Zscaler, Inc.†	710	34,343

		590,913

Investment Companies - 0.0%
B. Riley Financial, Inc.	239	3,644
BrightSphere Investment Group PLC	940	11,628
PDL Community Bancorp†	103	1,332

		16,604

Investment Management/Advisor Services - 1.9%
Altisource Portfolio Solutions SA†	115	2,723
Artisan Partners Asset Management, Inc., Class A	561	13,082
Ashford, Inc.†	8	520
Associated Capital Group, Inc., Class A	27	1,144
Blucora, Inc.†	15,117	446,103
Boston Private Financial Holdings, Inc.	973	11,287
Cohen & Steers, Inc.	261	9,821
Columbia Financial, Inc.†	580	8,590
Federated Investors, Inc., Class B	1,131	29,553
Focus Financial Partners, Inc. Class A†	220	6,186
FRP Holdings, Inc.†	83	4,210
GAMCO Investors, Inc., Class A	55	1,097
Hamilton Lane, Inc., Class A	195	7,073
Pzena Investment Management, Inc., Class A	23,134	202,654
Silvercrest Asset Management Group, Inc., Class A	23,999	319,667
Stifel Financial Corp.	811	38,823
Virtus Investment Partners, Inc.	81	7,288
Waddell & Reed Financial, Inc., Class A	909	15,562
Westwood Holdings Group, Inc.	97	3,552
WisdomTree Investments, Inc.	1,366	9,152

		1,138,087

Lasers-System/Components - 0.1%
Electro Scientific Industries, Inc.†	377	11,310
II-VI, Inc.†	734	27,863

		39,173

Leisure Products - 0.0%
Escalade, Inc.	124	1,384
Johnson Outdoors, Inc., Class A	57	3,571
Marine Products Corp.	88	1,249

		6,204

Linen Supply & Related Items - 0.0%
UniFirst Corp.	178	24,641

Machine Tools & Related Products - 0.1%
Kennametal, Inc.	952	35,776
Milacron Holdings Corp.†	810	11,227

		47,003

Machinery-Construction & Mining - 0.0%
Astec Industries, Inc.	264	9,773
Hyster-Yale Materials Handling, Inc.	121	8,421

		18,194

Machinery-Electrical - 0.0%
Babcock & Wilcox Enterprises, Inc.†	374	219
Franklin Electric Co., Inc.	542	25,897

		26,116

Machinery-Farming - 0.0%
Alamo Group, Inc.	113	9,733
Lindsay Corp.	125	10,735

		20,468

Machinery-General Industrial - 0.8%
Albany International Corp., Class A	335	23,001
Applied Industrial Technologies, Inc.	446	26,318
Chart Industries, Inc.†	360	26,892
DXP Enterprises, Inc.†	186	6,121
Gencor Industries, Inc.†	103	1,428
Kadant, Inc.	3,970	338,641
Manitex International, Inc.†	170	1,192
Manitowoc Co, Inc.†	413	6,286
Tennant Co.	209	12,275
Twin Disc, Inc.†	110	1,993

		444,147

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	261	9,448

Machinery-Print Trade - 0.0%
Eastman Kodak Co.†	198	576

Machinery-Pumps - 0.1%
Cactus, Inc., Class A†	444	14,572
CSW Industrials, Inc.†	181	9,349
Gorman-Rupp Co.	206	7,117
Mueller Water Products, Inc., Class A	1,807	17,853
NN, Inc.	492	4,492
SPX Corp.†	503	14,964
SPX FLOW, Inc.†	492	16,123

		84,470

Marine Services - 0.0%
SEACOR Marine Holdings, Inc.†	193	2,557

Medical Imaging Systems - 0.6%
Lantheus Holdings, Inc.†	21,988	369,838

Medical Information Systems - 0.5%
Allscripts Healthcare Solutions, Inc.†	2,036	24,004
Castlight Health, Inc., Class B†	917	2,724
Computer Programs & Systems, Inc.	135	3,542
Inovalon Holdings, Inc., Class A†	805	11,504
Medidata Solutions, Inc.†	674	47,827
NantHealth, Inc.†	239	127
NextGen Healthcare, Inc.†	630	11,138
Tabula Rasa HealthCare, Inc.†	3,156	190,244

		291,110

Medical Instruments - 0.2%
AngioDynamics, Inc.†	426	8,989
Endologix, Inc.†	1,196	906
LivaNova PLC†	569	52,530
Natus Medical, Inc.†	382	12,889
NuVasive, Inc.†	601	30,134
TransEnterix, Inc.†	1,866	5,075

		110,523

Medical Labs & Testing Services - 1.0%
Cellular Biomedicine Group, Inc.†	136	2,417
Evolus, Inc.†	109	1,782
Invitae Corp.†	766	10,785
Medpace Holdings, Inc.†	254	16,358
Miragen Therapeutics, Inc.†	304	869
Natera, Inc.†	384	5,218
Neuronetics, Inc.†	75	1,284
R1 RCM, Inc.†	53,040	430,685
SI-BONE, Inc.†	98	1,762
Syneos Health, Inc.†	724	36,953
Teladoc Health, Inc.†	783	50,269
Vapotherm, Inc.†	54	909

		559,291

Medical Laser Systems - 0.0%
Cutera, Inc.†	159	2,283

Medical Products - 3.5%
Accuray, Inc.†	977	4,299
AtriCure, Inc.†	431	13,339
Atrion Corp.	17	12,679
Avanos Medical, Inc.†	548	24,961
AxoGen, Inc.†	396	6,534
Axonics Modulation Technologies, Inc.†	81	1,183
Cardiovascular Systems, Inc.†	396	12,327
Cerus Corp.†	1,550	9,238
CryoLife, Inc.†	415	11,583
CytoSorbents Corp.†	347	2,599
FONAR Corp.†	72	1,591
Glaukos Corp.†	398	25,388
Globus Medical, Inc., Class A†	849	38,247
Haemonetics Corp.†	607	60,038
Inogen, Inc.†	209	31,603
Inspire Medical Systems, Inc.†	139	7,455
Integer Holdings Corp.†	363	29,399
Intersect ENT, Inc.†	350	10,384
Invacare Corp.	385	1,979
iRadimed Corp.†	11,085	303,951
iRhythm Technologies, Inc.†	282	23,970
LeMaitre Vascular, Inc.	187	4,458
Luminex Corp.	484	13,499
NanoString Technologies, Inc.†	294	6,539
Nevro Corp.†	340	16,510
Novocure, Ltd.†	860	42,140
Nuvectra Corp.†	202	2,828
NxStage Medical, Inc.†	770	22,384
Orthofix Medical, Inc.†	8,345	451,548
OrthoPediatrics Corp.†	81	2,938
Pulse Biosciences, Inc.†	124	1,657
Rockwell Medical, Inc.†	555	1,732
SeaSpine Holdings Corp.†	173	2,645
Sientra, Inc.†	271	3,014
Surmodics, Inc.†	7,106	406,961
T2 Biosystems, Inc.†	363	1,271
Tactile Systems Technology, Inc.†	5,980	398,148
Wright Medical Group NV†	1,452	43,328

		2,054,347

Medical-Biomedical/Gene - 5.7%
Abeona Therapeutics, Inc.†	365	2,478
ACADIA Pharmaceuticals, Inc.†	1,150	26,197
Acceleron Pharma, Inc.†	452	19,165
Achillion Pharmaceuticals, Inc.†	1,588	3,478
Acorda Therapeutics, Inc.†	509	8,465
ADMA Biologics, Inc.†	226	667
Aduro Biotech, Inc.†	749	2,232
Adverum Biotechnologies, Inc.†	636	2,022
Agenus, Inc.†	1,017	3,427
AgeX Therapeutics, Inc.†	105	406
Albireo Pharma, Inc.†	106	2,756
Alder Biopharmaceuticals, Inc.†	680	9,574
Aldeyra Therapeutics, Inc.†	247	2,176
Allakos, Inc.†	98	3,915
Allena Pharmaceuticals, Inc.†	135	946
Allogene Therapeutics, Inc.†	250	7,582
AMAG Pharmaceuticals, Inc.†	401	6,564
Amicus Therapeutics, Inc.†	2,211	26,620
AnaptysBio, Inc.†	247	16,381
ANI Pharmaceuticals, Inc.†	8,437	453,404
Aptinyx, Inc.†	155	828
Aratana Therapeutics, Inc.†	43,533	192,851
Arbutus Biopharma Corp.†	412	1,520
Arcus Biosciences, Inc.†	367	3,732
Ardelyx, Inc.†	511	1,073
Arena Pharmaceuticals, Inc.†	580	26,663
ArQule, Inc.†	1,266	4,684
Arrowhead Pharmaceuticals, Inc.†	1,017	14,360
Arsanis, Inc.†	61	167
Assembly Biosciences, Inc.†	246	5,604
Atara Biotherapeutics, Inc.†	490	18,620
Audentes Therapeutics, Inc.†	434	10,763
AVEO Pharmaceuticals, Inc.†	1,252	876
Avid Bioservices, Inc.†	592	2,279
Avrobio, Inc.†	71	885
BioCryst Pharmaceuticals, Inc.†	1,274	11,058
Biohaven Pharmaceutical Holding Co., Ltd.†	332	12,646
BioTime, Inc.†	1,046	1,475
Blueprint Medicines Corp.†	483	34,819
Calithera Biosciences, Inc.†	363	1,619
Cambrex Corp.†	391	17,067
Cara Therapeutics, Inc.†	380	5,795
CASI Pharmaceuticals, Inc.†	583	2,017
Champions Oncology, Inc.†	29,355	359,012
ChemoCentryx, Inc.†	14,769	180,773
ChromaDex Corp.†	449	1,495
Clearside Biomedical, Inc.†	327	386
Cohbar, Inc.†	277	909
Constellation Pharmaceuticals, Inc.†	47	340
Crinetics Pharmaceuticals, Inc.†	81	2,129
Cue Biopharma, Inc.†	206	1,053

Cymabay Therapeutics, Inc.†	688	5,986
CytomX Therapeutics, Inc.†	520	8,830
Deciphera Pharmaceuticals, Inc.†	103	2,768
Denali Therapeutics, Inc.†	532	10,140
Dicerna Pharmaceuticals, Inc.†	628	6,475
Dynavax Technologies Corp.†	728	8,023
Editas Medicine, Inc.†	540	11,734
Eidos Therapeutics, Inc.†	85	1,038
ElectroCore LLC†	70	468
Emergent BioSolutions, Inc.†	531	33,129
Enzo Biochem, Inc.†	514	1,933
Epizyme, Inc.†	696	7,113
Equillium, Inc.†	60	527
Esperion Therapeutics, Inc.†	267	12,402
Evelo Biosciences, Inc.†	161	1,446
Fate Therapeutics, Inc.†	708	10,719
FibroGen, Inc.†	888	50,394
Five Prime Therapeutics, Inc.†	392	4,410
Fortress Biotech, Inc.†	409	847
Forty Seven, Inc.†	95	1,396
Geron Corp.†	1,973	2,269
GlycoMimetics, Inc.†	398	4,458
GTx, Inc.†	59	64
Guardant Health, Inc.†	169	6,817
Halozyme Therapeutics, Inc.†	1,457	23,574
Harvard Bioscience, Inc.†	72,616	249,073
Helius Medical Technologies, Inc.†	209	1,538
Homology Medicines, Inc.†	201	4,074
Idera Pharmaceuticals, Inc.†	223	564
ImmunoGen, Inc.†	1,677	8,804
Immunomedics, Inc.†	1,719	25,424
Innovate Biopharmaceuticals, Inc.†	241	566
Innoviva, Inc.†	805	13,765
Inovio Pharmaceuticals, Inc.†	968	4,850
Insmed, Inc.†	894	21,733
Intercept Pharmaceuticals, Inc.†	256	30,894
Intrexon Corp.†	860	6,588
Iovance Biotherapeutics, Inc.†	1,237	11,319
Karyopharm Therapeutics, Inc.†	566	4,794
Kezar Life Sciences, Inc.†	60	1,075
Kindred Biosciences, Inc.†	362	3,566
Kiniksa Pharmaceuticals, Ltd., Class A†	76	1,330
Lexicon Pharmaceuticals, Inc.†	505	2,389
Ligand Pharmaceuticals, Inc.†	244	28,816
Liquidia Technologies, Inc.†	57	820
LogicBio Therapeutics, Inc.†	95	840
Loxo Oncology, Inc.†	314	73,664
MacroGenics, Inc.†	458	5,372
Magenta Therapeutics, Inc.†	45	315
Medicines Co.†	804	18,580
MeiraGTx Holdings PLC†	43	532
Menlo Therapeutics, Inc.†	112	599
Molecular Templates, Inc.†	142	673
Mustang Bio, Inc.†	189	703
Myriad Genetics, Inc.†	819	23,088
NantKwest, Inc.†	329	355
NeoGenomics, Inc.†	30,166	501,359
Neon Therapeutics, Inc.†	74	314
NewLink Genetics Corp.†	340	507
Novavax, Inc.†	4,452	10,418
Nymox Pharmaceutical Corp.†	378	835
Omeros Corp.†	535	7,297
Organovo Holdings, Inc.†	1,332	1,345
Osmotica Pharmaceuticals PLC†	114	894
Ovid therapeutics, Inc.†	154	436
Pacific Biosciences of California, Inc.†	1,598	11,058
Palatin Technologies, Inc.†	2,367	1,637
PDL BioPharma, Inc.†	1,674	5,323
Pfenex, Inc.†	332	1,308
Pieris Pharmaceuticals, Inc.†	606	1,739
PolarityTE, Inc.†	117	2,073
Prothena Corp. PLC†	469	5,511
PTC Therapeutics, Inc.†	529	16,468
Puma Biotechnology, Inc.†	340	9,479
Radius Health, Inc.†	473	8,642
REGENXBIO, Inc.†	375	16,485
Replimune Group, Inc.†	87	1,054
resTORbio, Inc.†	90	799
Retrophin, Inc.†	482	10,392
Rigel Pharmaceuticals, Inc.†	1,961	4,236
RTI Surgical, Inc.†	664	2,915
Rubius Therapeutics, Inc.†	142	1,944
Sangamo Therapeutics, Inc.†	1,184	13,841
Savara, Inc.†	335	2,543
Scholar Rock Holding Corp.†	73	1,103
Selecta Biosciences, Inc.†	210	330
Sienna Biopharmaceuticals, Inc.†	180	482
Solid Biosciences, Inc.†	142	3,574
Sorrento Therapeutics, Inc.†	1,277	2,631
Spark Therapeutics, Inc.†	367	17,550
Spectrum Pharmaceuticals, Inc.†	1,178	13,194
Stemline Therapeutics, Inc.†	330	3,650
Surface Oncology, Inc.†	132	759
Syndax Pharmaceuticals, Inc.†	164	918
Synlogic, Inc.†	180	1,454
Theravance Biopharma, Inc.†	506	13,181
Tobira Therapeutics, Inc. CVR†(1)(2)	104	0
Tocagen, Inc.†	208	2,342
Translate Bio, Inc.†	115	653
Twist Bioscience Corp.†	59	1,365
Tyme Technologies, Inc.†	1,214	3,266
Ultragenyx Pharmaceutical, Inc.†	558	27,521
UNITY Biotechnology, Inc.†	291	3,329
Veracyte, Inc.†	330	6,003
Verastem, Inc.†	802	2,631
Vericel Corp.†	17,501	301,017
Viking Therapeutics, Inc.†	700	5,712
WaVe Life Sciences, Ltd.†	206	7,673
XOMA Corp.†	74	893
ZIOPHARM Oncology, Inc.†	1,537	3,443
Zomedica Pharmaceuticals Corp.†	482	386

		3,345,528

Medical-Drugs - 2.3%
Achaogen, Inc.†	367	554
Aclaris Therapeutics, Inc.†	413	2,879
Adamas Pharmaceuticals, Inc.†	260	2,340
Aeglea BioTherapeutics, Inc.†	192	1,755

Aerie Pharmaceuticals, Inc.†	415	19,513
Aimmune Therapeutics, Inc.†	511	12,019
Akcea Therapeutics, Inc.†	149	3,960
Akorn, Inc.†	1,091	4,102
Ampio Pharmaceuticals, Inc.†	1,143	572
Apellis Pharmaceuticals, Inc.†	422	5,908
Aquestive Therapeutics, Inc.†	61	374
Array BioPharma, Inc.†	2,409	44,976
Athenex, Inc.†	513	6,028
Athersys, Inc.†	1,324	2,105
Bellicum Pharmaceuticals, Inc.†	470	1,551
BioSpecifics Technologies Corp.†	5,339	346,928
Catalyst Biosciences, Inc.†	139	1,222
Catalyst Pharmaceuticals, Inc.†	1,127	2,840
Chimerix, Inc.†	515	1,200
Clovis Oncology, Inc.†	556	14,100
Coherus Biosciences, Inc.†	606	8,157
Collegium Pharmaceutical, Inc.†	343	5,491
Concert Pharmaceuticals, Inc.†	249	3,523
Corbus Pharmaceuticals Holdings, Inc.†	583	4,407
Corcept Therapeutics, Inc.†	1,141	12,756
Corium International, Inc.†(1)(2)	315	57
Corvus Pharmaceuticals, Inc.†	162	646
CTI Biopharma Corp.†	597	710
Cytokinetics, Inc.†	537	3,775
Dova Pharmaceuticals, Inc.†	138	1,060
Durect Corp.†	1,831	1,108
Eagle Pharmaceuticals, Inc.†	123	5,198
Eloxx Pharmaceuticals Inc†	262	3,160
Enanta Pharmaceuticals, Inc.†	196	15,568
Global Blood Therapeutics, Inc.†	584	27,979
Gritstone Oncology, Inc.†	81	1,037
Horizon Pharma PLC†	1,962	42,163
Immune Design Corp.†	394	615
Insys Therapeutics, Inc.†	314	1,086
Intellia Therapeutics, Inc.†	388	5,486
Intra-Cellular Therapies, Inc.†	523	6,297
Ironwood Pharmaceuticals, Inc.†	1,643	22,443
Jounce Therapeutics, Inc.†	184	771
Kadmon Holdings, Inc.†	1,165	2,808
Kala Pharmaceuticals, Inc.†	184	1,018
Kura Oncology, Inc.†	330	5,247
Lannett Co., Inc.†	347	2,589
Madrigal Pharmaceuticals, Inc.†	81	9,377
Mallinckrodt PLC†	961	21,007
Marinus Pharmaceuticals, Inc.†	425	1,411
MediciNova, Inc.†	466	4,231
Melinta Therapeutics, Inc.†	406	343
Minerva Neurosciences, Inc.†	358	2,356
MyoKardia, Inc.†	397	16,428
Neos Therapeutics, Inc.†	547	1,171
Ocular Therapeutix, Inc.†	390	1,474
Odonate Therapeutics, Inc.†	79	1,309
Optinose, Inc.†	224	1,443
Pacira Pharmaceuticals, Inc.†	466	18,957
Paratek Pharmaceuticals, Inc.†	368	2,482
Phibro Animal Health Corp., Class A	238	7,430
Prestige Consumer Healthcare, Inc.†	608	16,975
Principia Biopharma, Inc.†	67	2,031
Progenics Pharmaceuticals, Inc.†	985	4,364
Ra Pharmaceuticals, Inc.†	169	3,470
Reata Pharmaceuticals, Inc., Class A†	218	17,390
Rhythm Pharmaceuticals, Inc.†	178	4,735
Rocket Pharmaceuticals, Inc.†	244	3,509
scPharmaceuticals, Inc.†	79	308
Seres Therapeutics, Inc.†	240	1,478
SIGA Technologies, Inc.†	606	4,109
Spero Therapeutics, Inc.†	98	1,031
Spring Bank Pharmaceuticals, Inc.†	162	1,754
Supernus Pharmaceuticals, Inc.†	572	21,810
Sutro Biopharma, Inc.†	75	794
Synergy Pharmaceuticals, Inc.†	2,903	930
Syros Pharmaceuticals, Inc.†	295	1,767
Tetraphase Pharmaceuticals, Inc.†	617	759
TG Therapeutics, Inc.†	734	3,009
TherapeuticsMD, Inc.†	2,134	11,204
Tricida, Inc.†	136	2,984
Vanda Pharmaceuticals, Inc.†	17,392	471,845
Verrica Pharmaceuticals, Inc.†	68	814
Voyager Therapeutics, Inc.†	251	2,633
Zogenix, Inc.†	490	21,437

		1,350,640

Medical-Generic Drugs - 0.1%
Amneal Pharmaceuticals, Inc.†	1,015	12,464
Amphastar Pharmaceuticals, Inc.†	415	9,445
Arvinas, Inc.†	91	1,584
Endo International PLC†	2,617	25,516
Kodiak Sciences, Inc.†	111	853
Momenta Pharmaceuticals, Inc.†	907	10,757
Teligent, Inc.†	480	816
Unum Therapeutics, Inc.†	222	959
Y-mAbs Therapeutics, Inc.†	81	1,667

		64,061

Medical-HMO - 0.1%
Magellan Health, Inc.†	288	18,766
Tivity Health, Inc.†	467	10,396
Triple-S Management Corp., Class B†	258	5,201

		34,363

Medical-Hospitals - 0.1%
Community Health Systems, Inc.†	1,001	3,944
Quorum Health Corp.†	342	1,002
Select Medical Holdings Corp.†	1,266	19,775
Surgery Partners, Inc.†	217	2,838
Tenet Healthcare Corp.†	978	21,506

		49,065

Medical-Nursing Homes - 0.1%
Capital Senior Living Corp.†	287	2,000
Ensign Group, Inc.	582	25,358
Genesis Healthcare, Inc.†	667	1,047
National HealthCare Corp.	142	11,407

		39,812

Medical-Outpatient/Home Medical - 1.5%
Addus HomeCare Corp.†	5,719	343,998
Amedisys, Inc.†	312	40,922

Civitas Solutions, Inc.†	188	3,333
LHC Group, Inc.†	344	36,371
Providence Service Corp.†	6,893	442,117

		866,741

Medical-Wholesale Drug Distribution - 0.0%
Diplomat Pharmacy, Inc.†	663	9,614
Owens & Minor, Inc.	713	5,397

		15,011

Metal Processors & Fabrication - 0.8%
AZZ, Inc.	302	13,515
CIRCOR International, Inc.†	190	5,254
Global Brass & Copper Holdings, Inc.	254	7,681
Lawson Products, Inc.†	10,460	309,616
LB Foster Co., Class A†	116	2,073
Mueller Industries, Inc.	662	17,152
Park-Ohio Holdings Corp.	104	3,378
RBC Bearings, Inc.†	279	38,898
Rexnord Corp.†	1,221	31,929
Sun Hydraulics Corp.	338	11,972

		441,468

Metal Products-Distribution - 0.0%
Olympic Steel, Inc.	108	2,081
Worthington Industries, Inc.	491	18,526

		20,607

Metal Products-Fasteners - 0.0%
Eastern Co.	64	1,739
TriMas Corp.†	535	15,510

		17,249

Metal-Aluminum - 0.0%
Century Aluminum Co.†	583	5,364
Kaiser Aluminum Corp.	188	18,869

		24,233

Metal-Diversified - 0.0%
Ferroglobe Representation & Warranty Trust†(1)(2)	777	0

Metal-Iron - 0.1%
Cleveland-Cliffs, Inc.	3,479	37,260

Miscellaneous Manufacturing - 0.1%
FreightCar America, Inc.†	139	990
Hillenbrand, Inc.	733	31,079
John Bean Technologies Corp.	366	29,075

		61,144

Motion Pictures & Services - 0.0%
Eros International PLC†	418	3,984
IMAX Corp.†	626	13,002

		16,986

MRI/Medical Diagnostic Imaging - 0.8%
RadNet, Inc.†	34,786	474,829

Multimedia - 0.0%
E.W. Scripps Co., Class A	533	10,010
Entravision Communications Corp., Class A	752	2,963
Liberty Media Corp. – Liberty Braves, Series A†	116	3,148
Liberty Media Corp. – Liberty Braves, Series C†	416	11,215
Media General, Inc. CVR†(1)(2)	1,299	0

		27,336

Networking Products - 1.0%
A10 Networks, Inc.†	609	4,135
Calix, Inc.†	522	5,679
Extreme Networks, Inc.†	1,368	10,342
Infinera Corp.†	1,762	7,753
Lantronix, Inc.†	65,327	175,076
NeoPhotonics Corp.†	410	2,960
NETGEAR, Inc.†	365	14,458
Silicom, Ltd.†	11,199	395,437

		615,840

Night Clubs - 0.4%
RCI Hospitality Holdings, Inc.	11,474	255,985

Non-Ferrous Metals - 0.0%
Energy Fuels, Inc.†	995	2,846
Materion Corp.	235	11,029
Uranium Energy Corp.†	2,035	2,645

		16,520

Non-Hazardous Waste Disposal - 0.1%
Advanced Disposal Services, Inc.†	847	21,344
Casella Waste Systems, Inc., Class A†	466	14,036
Charah Solutions, Inc.†	84	602
Covanta Holding Corp.	1,373	22,105

		58,087

Office Automation & Equipment - 0.0%
Pitney Bowes, Inc.	2,198	15,848

Office Furnishings-Original - 0.2%
CompX International, Inc.	19	271
Herman Miller, Inc.	695	23,790
HNI Corp.	507	19,707
Interface, Inc.	690	11,323
Kimball International, Inc., Class B	422	5,963
Knoll, Inc.	566	11,411
Steelcase, Inc., Class A	991	16,351

		88,816

Office Supplies & Forms - 0.0%
ACCO Brands Corp.	1,209	10,675

Oil & Gas Drilling - 0.1%
Diamond Offshore Drilling, Inc.†	757	8,274
Noble Corp. PLC†	2,882	9,511
Quintana Energy Services, Inc.†	73	353
Rowan Cos. PLC, Class A†	1,489	18,151

		36,289

Oil Companies-Exploration & Production - 0.9%
Abraxas Petroleum Corp.†	191,038	227,335
Alta Mesa Resources, Inc., Class A†	1,184	1,134
Approach Resources, Inc.†	526	507
Berry Petroleum Corp.	154	1,816
Bonanza Creek Energy, Inc.†	220	5,071
California Resources Corp.†	528	10,639

Callon Petroleum Co.†	2,668	21,717
Carrizo Oil & Gas, Inc.†	1,021	12,538
Chesapeake Energy Corp.†	1,910	5,413
Denbury Resources, Inc.†	5,370	10,901
Earthstone Energy, Inc., Class A†	221	1,333
Eclipse Resources Corp.†	1,028	1,182
EP Energy Corp., Class A†	483	333
Evolution Petroleum Corp.	297	2,219
Goodrich Petroleum Corp.†	104	1,423
Gulfport Energy Corp.†	2,041	17,124
Halcon Resources Corp.†	1,559	2,557
HighPoint Resources Corp.†	1,270	3,556
Isramco, Inc.†	9	1,002
Jagged Peak Energy, Inc.†	750	7,897
Laredo Petroleum, Inc.†	1,817	6,905
Lilis Energy, Inc.†	519	1,126
Mammoth Energy Services, Inc.	146	3,231
Matador Resources Co.†	1,231	24,004
Midstates Petroleum Co., Inc.†	175	1,694
Northern Oil and Gas, Inc.†	2,271	5,746
Oasis Petroleum, Inc.†	3,148	18,951
Panhandle Oil and Gas, Inc., Class A	184	2,944
PDC Energy, Inc.†	774	25,209
Penn Virginia Corp.†	145	7,607
Resolute Energy Corp.†	255	8,346
Ring Energy, Inc.†	669	3,934
Rosehill Resources, Inc.†	26	90
Sanchez Energy Corp.†	920	241
SandRidge Energy, Inc.†	358	2,968
SilverBow Resources, Inc.†	83	2,018
Southwestern Energy Co.†	6,888	30,101
SRC Energy, Inc.†	2,826	13,904
Talos Energy, Inc.†	235	4,488
Tellurian, Inc.†	994	9,940
Ultra Petroleum Corp.†	1,860	1,339
Unit Corp.†	611	9,752
W&T Offshore, Inc.†	1,086	5,473
Zion Oil & Gas, Inc.†	637	310

		526,018

Oil Field Machinery & Equipment - 0.4%
Dril-Quip, Inc.†	417	15,613
Exterran Corp.†	378	6,562
Flotek Industries, Inc.†	643	1,646
Forum Energy Technologies, Inc.†	946	4,645
Natural Gas Services Group, Inc.†	146	2,410
Profire Energy, Inc.†	99,124	165,537
Smart Sand, Inc.†	260	660
Thermon Group Holdings, Inc.†	379	8,740
US Silica Holdings, Inc.	915	12,334

		218,147

Oil Refining & Marketing - 0.5%
Adams Resources & Energy, Inc.	25	991
CVR Energy, Inc.	213	8,552
Delek US Holdings, Inc.	952	30,950
Murphy USA, Inc.†	351	25,816
Par Pacific Holdings, Inc.†	363	5,902
Trecora Resources†	2,588	22,438
Vertex Energy, Inc.†	143,892	171,231

		265,880

Oil-Field Services - 0.4%
Archrock, Inc.	1,486	14,028
Basic Energy Services, Inc.†	224	1,064
Bristow Group, Inc.†	384	1,263
C&J Energy Services, Inc.†	742	11,924
CARBO Ceramics, Inc.†	241	971
DMC Global, Inc.	167	5,765
Era Group, Inc.†	236	2,223
Frank’s International NV†	855	4,865
FTS International, Inc.†	380	3,097
Helix Energy Solutions Group, Inc.†	1,644	11,229
Independence Contract Drilling, Inc.†	569	1,946
ION Geophysical Corp.†	124	1,112
Keane Group, Inc.†	606	6,108
Key Energy Services, Inc.†	119	199
KLX Energy Services Holdings, Inc.†	235	6,124
Liberty Oilfield Services, Inc., Class A	517	7,864
Matrix Service Co.†	309	6,628
McDermott International, Inc.†	2,096	18,487
MRC Global, Inc.†	982	15,339
NCS Multistage Holdings, Inc.†	114	645
Newpark Resources, Inc.†	1,041	8,651
Nine Energy Service, Inc.†	173	4,149
NOW, Inc.†	1,260	17,048
Nuverra Environmental Solutions, Inc.†	15	202
Oceaneering International, Inc.†	1,155	18,122
Oil States International, Inc.†	696	11,985
PHI, Inc.†	137	449
Pioneer Energy Services Corp.†	891	1,319
ProPetro Holding Corp.†	828	13,529
Select Energy Services, Inc., Class A†	527	4,479
Solaris Oilfield Infrastructure, Inc., Class A	313	4,708
Superior Energy Services, Inc.†	1,792	7,007
TETRA Technologies, Inc.†	1,422	3,029

		215,558

Optical Supplies - 1.0%
STAAR Surgical Co.†	16,216	579,398

Paper & Related Products - 0.7%
Clearwater Paper Corp.†	189	6,373
Neenah, Inc.	195	13,586
P.H. Glatfelter Co.	508	6,492
Schweitzer-Mauduit International, Inc.	359	11,510
Verso Corp., Class A†	13,951	344,171

		382,132

Patient Monitoring Equipment - 0.6%
CareDx, Inc.†	12,076	338,490

Pharmacy Services - 0.0%
BioScrip, Inc.†	1,478	5,365

Photo Equipment & Supplies - 0.0%
Ambarella, Inc.†	362	13,756

Physical Therapy/Rehabilitation Centers - 0.4%
AAC Holdings, Inc.†	154	372

U.S. Physical Therapy, Inc.	2,002	211,992

		212,364

Physicians Practice Management - 0.4%
Apollo Medical Holdings, Inc.†	11,317	221,021

Pipelines - 0.0%
NextDecade Corp.†	91	332
SemGroup Corp., Class A	924	14,803

		15,135

Pollution Control - 0.0%
CECO Environmental Corp.†	354	2,436

Poultry - 0.1%
Sanderson Farms, Inc.	239	29,421

Power Converter/Supply Equipment - 0.1%
Energous Corp.†	272	2,029
Generac Holdings, Inc.†	709	37,527
Powell Industries, Inc.	103	2,875
SunPower Corp.†	720	4,183
Vicor Corp.†	204	8,036

		54,650

Precious Metals - 0.0%
Coeur Mining, Inc.†	2,167	11,160
Hecla Mining Co.	5,353	14,453

		25,613

Printing-Commercial - 0.1%
Cimpress NV†	257	21,375
Deluxe Corp.	540	25,364
Ennis, Inc.	299	5,932
LSC Communications, Inc.	383	3,037
Quad/Graphics, Inc.	365	4,931
RR Donnelley & Sons Co.	825	4,207

		64,846

Private Equity - 0.1%
Kennedy-Wilson Holdings, Inc.	1,464	29,265

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,209	12,658
Scholastic Corp.	333	13,883
Tribune Publishing Co.†	201	2,406

		28,947

Publishing-Newspapers - 0.1%
Gannett Co., Inc.	1,323	14,672
New York Times Co., Class A	1,535	39,465

		54,137

Publishing-Periodicals - 0.0%
Meredith Corp.	461	25,018
Value Line, Inc.	13	279

		25,297

Quarrying - 0.0%
Compass Minerals International, Inc.	398	20,796

Racetracks - 0.1%
Churchill Downs, Inc.	414	38,080
Empire Resorts, Inc.†	41	492
International Speedway Corp., Class A	283	12,296
Penn National Gaming, Inc.†	1,284	31,124
Speedway Motorsports, Inc.	134	2,163

		84,155

Radio - 0.0%
Beasley Broadcast Group, Inc., Class A	93	420
Entercom Communications Corp., Class A	1,496	10,966
Saga Communications, Inc., Class A	45	1,522

		12,908

Real Estate Investment Trusts - 3.9%
Acadia Realty Trust	941	27,035
AG Mtg. Investment Trust, Inc.	328	5,911
Agree Realty Corp.	392	25,884
Alexander & Baldwin, Inc.†	798	18,386
Alexander’s, Inc.	25	8,327
American Assets Trust, Inc.	450	19,323
Americold Realty Trust	1,008	29,555
Anworth Mtg. Asset Corp.	1,138	5,087
Apollo Commercial Real Estate Finance, Inc.	1,441	26,226
Arbor Realty Trust, Inc.	769	9,197
Ares Commercial Real Estate Corp.	313	4,507
Armada Hoffler Properties, Inc.	577	8,667
ARMOUR Residential REIT, Inc.	491	10,321
Ashford Hospitality Trust, Inc.	1,017	5,034
Blackstone Mtg. Trust, Inc., Class A	1,306	45,044
Bluerock Residential Growth REIT, Inc.	279	2,896
Braemar Hotels & Resorts, Inc.	342	3,803
BRT Apartments Corp.	105	1,366
Capstead Mtg. Corp.	1,057	7,790
CareTrust REIT, Inc.	973	21,387
CatchMark Timber Trust, Inc., Class A	574	5,275
CBL & Associates Properties, Inc.	1,978	4,925
Cedar Realty Trust, Inc.	1,033	3,605
Chatham Lodging Trust	536	10,833
Cherry Hill Mtg. Investment Corp.	185	3,423
Chesapeake Lodging Trust	693	19,737
City Office REIT, Inc.	454	5,248
Clipper Realty, Inc.	174	2,253
Colony Credit Real Estate, Inc.	981	16,393
Community Healthcare Trust, Inc.	204	6,736
CoreCivic, Inc.	1,388	27,580
CorEnergy Infrastructure Trust, Inc.	139	4,978
CorePoint Lodging, Inc.†	483	5,912
Cousins Properties, Inc.	4,913	43,480
DiamondRock Hospitality Co.	2,422	24,608
Dynex Capital, Inc.	676	4,070
Easterly Government Properties, Inc.	707	12,698
EastGroup Properties, Inc.	411	42,522
Essential Properties Realty Trust, Inc.	416	6,614
Exantas Capital Corp.	355	3,752
First Industrial Realty Trust, Inc.	1,455	47,608
Four Corners Property Trust, Inc.	791	22,338
Franklin Street Properties Corp.	1,218	9,038
Front Yard Residential Corp.	576	6,232
GEO Group, Inc.	1,404	31,660
Getty Realty Corp.	383	12,279
Gladstone Commercial Corp.	335	6,683

Gladstone Land Corp.	153	1,848
Global Medical REIT, Inc.	221	2,119
Global Net Lease, Inc.	848	16,443
Great Ajax Corp.	188	2,427
Healthcare Realty Trust, Inc.	1,449	46,788
Hersha Hospitality Trust	416	7,708
Independence Realty Trust, Inc.	1,019	10,649
Industrial Logistics Properties Trust	755	16,225
InfraREIT, Inc.	517	10,909
Innovative Industrial Properties, Inc.	108	6,687
Invesco Mtg. Capital, Inc.	1,313	21,139
Investors Real Estate Trust	140	8,242
iStar, Inc.	760	7,288
Jernigan Capital, Inc.	210	4,553
Kite Realty Group Trust	967	16,081
KKR Real Estate Finance Trust, Inc.	251	5,176
Ladder Capital Corp.	1,087	18,816
Lexington Realty Trust	2,478	23,814
LTC Properties, Inc.	460	21,822
Mack-Cali Realty Corp.	1,057	21,774
MedEquities Realty Trust, Inc.	334	3,864
Monmouth Real Estate Investment Corp.	1,019	14,001
National Health Investors, Inc.	478	39,798
National Storage Affiliates Trust	661	19,235
New Senior Investment Group, Inc.	872	4,726
New York Mortgage Trust, Inc.	1,817	11,411
NexPoint Residential Trust, Inc.	215	8,043
NorthStar Realty Europe Corp.	522	8,764
Office Properties Income Trust	556	17,809
One Liberty Properties, Inc.	175	4,760
Orchid Island Capital, Inc.	611	4,240
Pebblebrook Hotel Trust	1,594	51,088
Pennsylvania Real Estate Investment Trust	804	5,925
PennyMac Mtg. Investment Trust	700	14,168
Physicians Realty Trust	2,134	38,647
Piedmont Office Realty Trust, Inc., Class A	1,497	28,982
PotlatchDeltic Corp.	775	28,582
Preferred Apartment Communities, Inc., Class A	467	7,425
PS Business Parks, Inc.	233	33,829
QTS Realty Trust, Inc., Class A	595	25,055
Ready Capital Corp.	206	3,222
Redwood Trust, Inc.	960	15,485
Retail Opportunity Investments Corp.	1,312	23,052
Rexford Industrial Realty, Inc.	1,078	36,221
RLJ Lodging Trust	2,032	37,694
RPT Realty	927	12,134
Ryman Hospitality Properties, Inc.	523	42,023
Sabra Health Care REIT, Inc.	2,079	42,703
Saul Centers, Inc.	138	7,308
Seritage Growth Properties, Class A	382	15,360
Spirit MTA REIT	503	3,933
STAG Industrial, Inc.	1,143	31,513
Summit Hotel Properties, Inc.	1,208	13,493
Sunstone Hotel Investors, Inc.	2,666	38,124
Tanger Factory Outlet Centers, Inc.	1,074	24,433
Terreno Realty Corp.	679	27,391
Tier REIT, Inc.	627	14,734
UMH Properties, Inc.	33,304	467,255
Universal Health Realty Income Trust	150	10,458
Urban Edge Properties	1,278	26,097
Urstadt Biddle Properties, Inc., Class A	345	7,390
Washington Prime Group, Inc.	2,184	12,405
Washington Real Estate Investment Trust	935	23,702
Western Asset Mtg. Capital Corp.	546	5,220
Whitestone REIT	446	6,324
Xenia Hotels & Resorts, Inc.	1,316	24,701

		2,289,461

Real Estate Management/Services - 0.2%
Cushman & Wakefield PLC†	549	9,465
Farmland Partners, Inc.	352	1,975
HFF, Inc., Class A	439	18,183
Marcus & Millichap, Inc.†	227	8,989
Maui Land & Pineapple Co., Inc.†	79	943
Newmark Group, Inc., Class A	1,745	18,235
RE/MAX Holdings, Inc., Class A	208	8,678
Redfin Corp.†	925	16,548
RMR Group, Inc., Class A	82	5,413
Safety Income and Growth, Inc.	92	1,623

		90,052

Real Estate Operations & Development - 0.0%
American Realty Investors, Inc.†	24	314
Consolidated-Tomoka Land Co.	45	2,748
Forestar Group, Inc.†	123	1,969
Griffin Industrial Realty, Inc.	10	336
McGrath RentCorp	282	14,213
Stratus Properties, Inc.†	69	1,635
Transcontinental Realty Investors, Inc.†	20	671
Trinity Place Holdings, Inc.†	205	851

		22,737

Recreational Centers - 0.1%
Planet Fitness, Inc., Class A†	1,033	59,831
Town Sports International Holdings, Inc.†	169	1,019

		60,850

Recreational Vehicles - 1.0%
Camping World Holdings, Inc., Class A	379	5,374
Malibu Boats, Inc., Class A†	7,040	285,472
MasterCraft Boat Holdings, Inc.†	13,348	291,387

		582,233

Rental Auto/Equipment - 0.2%
Aaron’s, Inc.	809	40,499
Avis Budget Group, Inc.†	780	20,779
CAI International, Inc.†	201	4,989
Herc Holdings, Inc.†	281	10,411
Hertz Global Holdings, Inc.†	640	10,618
Rent-A-Center, Inc.†	518	9,065
Textainer Group Holdings, Ltd.†	318	4,140

		100,501

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.	455	40,286

SeaWorld Entertainment, Inc.†	641	16,698

		56,984

Retail-Apparel/Shoe - 0.9%
Abercrombie & Fitch Co., Class A	782	16,946
American Eagle Outfitters, Inc.	1,884	39,790
Ascena Retail Group, Inc.†	2,045	5,010
Boot Barn Holdings, Inc.†	327	7,662
Buckle, Inc.	336	5,836
Caleres, Inc.	492	14,681
Cato Corp., Class A	260	3,861
Chico’s FAS, Inc.	1,453	8,428
Children’s Place, Inc.	186	17,997
DSW, Inc., Class A	802	21,855
Duluth Holdings, Inc., Class B†	96	2,293
Express, Inc.†	837	4,436
Francesca’s Holdings Corp.†	407	360
Genesco, Inc.†	230	10,392
Guess?, Inc.	673	13,130
J. Jill, Inc.†	192	1,142
RTW RetailWinds, Inc.†	99,578	308,692
Shoe Carnival, Inc.	124	4,573
Tailored Brands, Inc.	580	7,325
Tilly’s, Inc., Class A	240	2,906
Vera Bradley, Inc.†	265	2,372
Winmark Corp.	29	4,470

		504,157

Retail-Appliances - 0.0%
Conn’s, Inc.†	230	4,816

Retail-Automobile - 0.7%
America’s Car-Mart, Inc.†	68	4,757
Asbury Automotive Group, Inc.†	227	16,038
Carvana Co.†	378	14,043
Group 1 Automotive, Inc.	216	13,182
Lithia Motors, Inc., Class A	260	23,127
Rush Enterprises, Inc., Class A	9,321	356,528
Rush Enterprises, Inc., Class B	52	2,024
Sonic Automotive, Inc., Class A	280	4,284

		433,983

Retail-Bedding - 0.0%
Bed Bath & Beyond, Inc.	1,571	23,706

Retail-Bookstores - 0.0%
Barnes & Noble Education, Inc.†	449	2,568
Barnes & Noble, Inc.	696	4,197

		6,765

Retail-Building Products - 0.1%
At Home Group, Inc.†	524	11,549
Beacon Roofing Supply, Inc.†	796	28,919
BMC Stock Holdings, Inc.†	787	13,505
Foundation Building Materials, Inc.†	172	1,572
GMS, Inc.†	380	7,193
Tile Shop Holdings, Inc.	470	3,567

		66,305

Retail-Computer Equipment - 0.6%
PC Connection, Inc.	135	4,473
PCM, Inc.†	16,087	343,457

		347,930

Retail-Discount - 0.1%
Big Lots, Inc.	469	14,792
BJ’s Wholesale Club Holdings, Inc.†	850	22,363
Citi Trends, Inc.	140	2,869
Ollie’s Bargain Outlet Holdings, Inc.†	581	45,417

		85,441

Retail-Drug Store - 0.0%
Rite Aid Corp.†	12,295	9,877

Retail-Floor Coverings - 0.0%
Lumber Liquidators Holdings, Inc.†	332	3,991

Retail-Hair Salons - 0.0%
Regis Corp.†	396	7,385

Retail-Home Furnishings - 0.1%
Bassett Furniture Industries, Inc.	118	2,250
Haverty Furniture Cos., Inc.	217	4,420
Kirkland’s, Inc.†	181	1,850
La-Z-Boy, Inc.	545	16,143
Lovesac Co.†	66	1,576
Pier 1 Imports, Inc.	955	779
RH†	233	31,658

		58,676

Retail-Jewelry - 0.5%
Movado Group, Inc.	9,048	289,084
Signet Jewelers, Ltd.	607	14,786

		303,870

Retail-Leisure Products - 0.0%
MarineMax, Inc.†	237	4,214
Party City Holdco, Inc.†	662	7,308

		11,522

Retail-Major Department Stores - 0.0%
J.C. Penney Co., Inc.†	3,668	4,842

Retail-Misc./Diversified - 0.2%
Container Store Group, Inc.†	186	1,332
Five Below, Inc.†	638	78,940
Gaia, Inc.†	131	1,541
GameStop Corp., Class A	1,171	13,279
Hudson, Ltd., Class A†	465	5,989
PriceSmart, Inc.	258	15,802
Sally Beauty Holdings, Inc.†	1,408	24,246

		141,129

Retail-Office Supplies - 0.0%
Office Depot, Inc.	6,364	18,774

Retail-Pawn Shops - 0.1%
EZCORP, Inc., Class A†	585	5,452
FirstCash, Inc.	508	41,875

		47,327

Retail-Pet Food & Supplies - 0.0%
Freshpet, Inc.†	307	11,043
PetIQ, Inc.†	184	5,597
PetMed Express, Inc.	233	5,518

		22,158

Retail-Petroleum Products - 0.0%
World Fuel Services Corp.	783	19,489

Retail-Regional Department Stores - 0.0%
Dillard’s, Inc., Class A	136	9,083

Retail-Restaurants - 1.6%
Biglari Holdings, Inc., Class A†	1	650
Biglari Holdings, Inc., Class B†	11	1,440
BJ’s Restaurants, Inc.	241	12,009
Bloomin’ Brands, Inc.	969	17,859
Brinker International, Inc.	451	18,275
Cannae Holdings, Inc.†	805	15,569
Carrols Restaurant Group, Inc.†	406	3,504
Cheesecake Factory, Inc.	494	22,171
Chuy’s Holdings, Inc.†	196	4,453
Cracker Barrel Old Country Store, Inc.	225	37,638
Dave & Buster’s Entertainment, Inc.	465	23,924
Del Frisco’s Restaurant Group, Inc.†	386	3,057
Del Taco Restaurants, Inc.†	356	3,699
Denny’s Corp.†	16,609	293,813
Dine Brands Global, Inc.	196	14,949
El Pollo Loco Holdings, Inc.†	250	4,123
Fiesta Restaurant Group, Inc.†	277	4,116
Habit Restaurants, Inc., Class A†	238	2,432
J Alexander’s Holdings, Inc.†	150	1,290
Jack in the Box, Inc.	318	25,742
Noodles & Co.†	164	1,181
Papa John’s International, Inc.	259	10,953
Potbelly Corp.†	267	2,315
Red Robin Gourmet Burgers, Inc.†	152	4,861
Ruth’s Hospitality Group, Inc.	13,665	315,661
Shake Shack, Inc., Class A†	288	13,755
Texas Roadhouse, Inc.	792	48,185
Wingstop, Inc.	339	22,255

		929,879

Retail-Sporting Goods - 0.0%
Big 5 Sporting Goods Corp.	234	805
Hibbett Sports, Inc.†	222	3,627
Sportsman’s Warehouse Holdings, Inc.†	434	2,231
Zumiez, Inc.†	217	5,514

		12,177

Retail-Vision Service Center - 0.0%
National Vision Holdings, Inc.†	734	23,312

Retail-Vitamins & Nutrition Supplements - 0.0%
GNC Holdings, Inc., Class A†	959	2,925

Retirement/Aged Care - 0.0%
Brookdale Senior Living, Inc.†	2,184	17,800

Rubber-Tires - 0.0%
Cooper Tire & Rubber Co.	593	20,874

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	411	6,683
Proto Labs, Inc.†	317	39,355
Raven Industries, Inc.	419	15,499
Trinseo SA	501	24,574

		86,111

Satellite Telecom - 0.1%
Gogo, Inc.†	674	2,784
Intelsat SA†	651	15,839
Iridium Communications, Inc.†	1,121	21,725
Loral Space & Communications, Inc.†	150	5,416

		45,764

Savings & Loans/Thrifts - 0.6%
Axos Financial, Inc.†	691	20,979
Banc of California, Inc.	503	7,334
BankFinancial Corp.	154	2,310
Beneficial Bancorp, Inc.	797	12,425
Berkshire Hills Bancorp, Inc.	476	12,971
Brookline Bancorp, Inc.	923	13,725
BSB Bancorp, Inc.†	98	3,161
Capitol Federal Financial, Inc.	1,505	19,369
Community Bankers Trust Corp.†	251	1,872
Dime Community Bancshares, Inc.	368	7,257
Entegra Financial Corp.†	78	1,822
ESSA Bancorp, Inc.	111	1,672
First Defiance Financial Corp.	233	6,566
First Financial Northwest, Inc.	97	1,470
First Savings Financial Group, Inc.	21	1,053
Flushing Financial Corp.	320	7,098
FS Bancorp, Inc.	44	2,136
Greene County Bancorp, Inc.	35	1,066
Hingham Institution for Savings	16	2,958
Home Bancorp, Inc.	91	3,218
HomeTrust Bancshares, Inc.	205	5,535
Investors Bancorp, Inc.	2,827	34,320
Malvern Bancorp, Inc.†	88	1,841
Meridian Bancorp, Inc.	561	8,883
MutualFirst Financial, Inc.	68	1,972
Northfield Bancorp, Inc.	507	7,255
Northwest Bancshares, Inc.	1,118	19,721
OceanFirst Financial Corp.	555	13,326
Oconee Federal Financial Corp.	21	549
Oritani Financial Corp.	469	7,907
Pacific Premier Bancorp, Inc.†	532	15,827
Provident Financial Services, Inc.	725	17,915
Prudential Bancorp, Inc.	104	1,897
Riverview Bancorp, Inc.	248	1,848
SI Financial Group, Inc.	130	1,674
Southern Missouri Bancorp, Inc.	83	2,922
Territorial Bancorp, Inc.	91	2,510
Timberland Bancorp, Inc.	76	2,137
United Community Financial Corp.	566	5,366
United Financial Bancorp, Inc.	592	8,768
Washington Federal, Inc.	975	28,363
Waterstone Financial, Inc.	298	4,679
WSFS Financial Corp.	352	14,844

		340,521

Schools - 0.3%
Adtalem Global Education, Inc.†	682	33,350
American Public Education, Inc.†	187	5,533
Career Education Corp.†	794	10,250
Chegg, Inc.†	1,267	44,624
K12, Inc.†	437	13,770
Laureate Education, Inc., Class A†	1,107	17,712
Strategic Education, Inc.	244	26,694

		151,933

Security Services - 0.1%
Brink’s Co.	587	43,467

Seismic Data Collection - 0.0%
Dawson Geophysical Co.†	247	966

Semiconductor Components-Integrated Circuits - 0.2%
Cirrus Logic, Inc.†	702	26,079
Integrated Device Technology, Inc.†	1,515	74,008
MaxLinear, Inc.†	739	14,499
Power Integrations, Inc.	335	22,110

		136,696

Semiconductor Equipment - 0.7%
ACM Research, Inc., Class A†	98	912
Aquantia Corp.†	252	2,220
Axcelis Technologies, Inc.†	374	7,790
Brooks Automation, Inc.	812	25,278
Cabot Microelectronics Corp.	332	33,828
Cohu, Inc.	463	8,121
Entegris, Inc.	1,658	54,797
FormFactor, Inc.†	864	12,977
inTEST Corp.†	33,000	242,880
Nanometrics, Inc.†	266	8,137
Ultra Clean Holdings, Inc.†	449	5,325
Veeco Instruments, Inc.†	554	5,435

		407,700

Steel Pipe & Tube - 0.0%
Advanced Drainage Systems, Inc.	423	10,787
Northwest Pipe Co.†	112	2,580
Omega Flex, Inc.	34	2,152
TimkenSteel Corp.†	467	5,945

		21,464

Steel-Producers - 0.1%
AK Steel Holding Corp.†	3,680	10,856
Carpenter Technology Corp.	545	25,757
Commercial Metals Co.	1,360	23,732
Ryerson Holding Corp.†	186	1,308
Schnitzer Steel Industries, Inc., Class A	306	7,405
Shiloh Industries, Inc.†	172	1,030

		70,088

Steel-Specialty - 0.5%
Allegheny Technologies, Inc.†	1,467	40,181
Universal Stainless & Alloy Products, Inc.†	13,166	236,067

		276,248

Storage/Warehousing - 0.0%
Mobile Mini, Inc.	519	19,613

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	357	6,704

Telecom Equipment-Fiber Optics - 0.3%
Acacia Communications, Inc.†	320	13,923
Ciena Corp.†	1,674	63,763
Clearfield, Inc.†	131	1,542
Finisar Corp.†	1,371	31,231
Harmonic, Inc.†	972	5,142
KVH Industries, Inc.†	189	2,113
Viavi Solutions, Inc.†	2,656	29,535

		147,249

Telecom Services - 0.6%
Consolidated Communications Holdings, Inc.	820	8,758
Fusion Connect, Inc.†	250	500
GTT Communications, Inc.†	496	12,697
HC2 Holdings, Inc.†	497	1,695
Ooma, Inc.†	217	3,279
ORBCOMM, Inc.†	37,410	304,517
RigNet, Inc.†	164	2,191
Spok Holdings, Inc.	214	2,962
Vonage Holdings Corp.†	2,583	23,531

		360,130

Telecommunication Equipment - 0.1%
ADTRAN, Inc.	560	8,165
Aerohive Networks, Inc.†	388	1,482
Casa Systems, Inc.†	303	3,527
DASAN Zhone Solutions, Inc.†	69	922
Plantronics, Inc.	387	15,011
Preformed Line Products Co.	36	1,998
Quantenna Communications, Inc.†	400	5,976

		37,081

Telephone-Integrated - 0.1%
Cincinnati Bell, Inc.†	536	4,470
Frontier Communications Corp.†	1,219	2,438
Shenandoah Telecommunications Co.	545	25,958
Windstream Holdings, Inc.†	476	1,433

		34,299

Television - 0.3%
Central European Media Enterprises, Ltd., Class A†	1,019	3,067
Gray Television, Inc.†	933	15,591
Nexstar Media Group, Inc., Class A	523	43,655
Sinclair Broadcast Group, Inc., Class A	790	24,340
TEGNA, Inc.	2,533	29,737
World Wrestling Entertainment, Inc., Class A	503	41,417

		157,807

Textile-Apparel - 0.0%
Unifi, Inc.†	182	3,893

Textile-Products - 0.0%
Culp, Inc.	130	2,483

Theaters - 0.0%
AMC Entertainment Holdings, Inc., Class A	607	8,892
National CineMedia, Inc.	901	6,226
Reading International, Inc., Class A†	196	3,097

		18,215

Therapeutics - 0.2%
Akebia Therapeutics, Inc.†	1,002	5,521
Anika Therapeutics, Inc.†	162	6,154
Fennec Pharmaceuticals, Inc.†	136	910
Flexion Therapeutics, Inc.†	392	5,758
G1 Therapeutics, Inc.†	266	5,690

La Jolla Pharmaceutical Co.†	250	1,510
MannKind Corp.†	1,636	2,061
Mersana Therapeutics, Inc.†	147	673
Mirati Therapeutics, Inc.†	236	15,595
Portola Pharmaceuticals, Inc.†	760	20,596
Proteostasis Therapeutics, Inc.†	400	1,208
Recro Pharma, Inc.†	206	1,708
Vital Therapies, Inc.†	355	78
Xencor, Inc.†	546	19,711
Zafgen, Inc.†	356	1,581

		88,754

Tobacco - 0.9%
22nd Century Group, Inc.†	1,357	3,040
Pyxus International, Inc.†	98	1,590
Turning Point Brands, Inc.	13,612	482,001
Universal Corp.	289	16,675
Vector Group, Ltd.	1,196	13,156

		516,462

Toys - 0.0%
Funko, Inc., Class A†	123	2,134

Traffic Management Sys - 0.0%
Arlo Technologies, Inc.†	861	6,191

Transactional Software - 0.1%
ACI Worldwide, Inc.†	1,340	39,610
InnerWorkings, Inc.†	503	2,309

		41,919

Transport-Air Freight - 0.1%
Air Transport Services Group, Inc.†	682	16,197
Atlas Air Worldwide Holdings, Inc.†	277	14,742

		30,939

Transport-Equipment & Leasing - 0.1%
GATX Corp.	439	33,223
General Finance Corp.†	129	1,246
Greenbrier Cos., Inc.	370	15,692
Willis Lease Finance Corp.†	36	1,378

		51,539

Transport-Marine - 0.2%
Ardmore Shipping Corp.†	390	2,211
Costamare, Inc.	570	2,896
DHT Holdings, Inc.	1,073	4,346
Dorian LPG, Ltd.†	324	1,775
Eagle Bulk Shipping, Inc.†	557	2,289
Frontline, Ltd.†	898	4,625
GasLog, Ltd.	476	8,535
Genco Shipping & Trading, Ltd.†	114	840
Golar LNG, Ltd.	1,105	24,608
International Seaways, Inc.†	254	4,602
Nordic American Tankers, Ltd.	1,638	3,358
Overseas Shipholding Group, Inc., Class A†	666	1,205
Safe Bulkers, Inc.†	594	921
Scorpio Bulkers, Inc.	680	3,074
Scorpio Tankers, Inc.	533	9,983
SEACOR Holdings, Inc.†	200	8,278
Ship Finance International, Ltd.	948	11,528
Teekay Corp.	800	2,808
Teekay Tankers, Ltd., Class A	2,233	2,233
Tidewater, Inc.†	330	7,102

		107,217

Transport-Services - 0.1%
CryoPort, Inc.†	301	3,157
Daseke, Inc.†	479	1,997
Echo Global Logistics, Inc.†	327	7,770
Forward Air Corp.	343	20,076
Hub Group, Inc., Class A†	382	17,003
Matson, Inc.	495	16,587
Radiant Logistics, Inc.†	455	2,248
Universal Logistics Holdings, Inc.	97	1,977

		70,815

Transport-Truck - 0.1%
ArcBest Corp.	300	11,286
Covenant Transportation Group, Inc., Class A†	144	3,396
Heartland Express, Inc.	546	10,925
Marten Transport, Ltd.	457	8,843
P.A.M. Transportation Services, Inc.†	25	1,229
Saia, Inc.†	299	17,931
US Xpress Enterprises, Inc. Class A†	245	1,808
USA Truck, Inc.†	92	1,643
Werner Enterprises, Inc.	550	18,106
YRC Worldwide, Inc.†	388	2,421

		77,588

Travel Services - 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	848	14,128

Venture Capital - 0.0%
Safeguard Scientifics, Inc.†	225	2,135

Veterinary Diagnostics - 0.1%
Heska Corp.†	78	7,691
Neogen Corp.†	587	35,754

		43,445

Virtual Reality Products - 0.0%
Vuzix Corp.†	275	1,163

Vitamins & Nutrition Products - 0.0%
Natural Grocers by Vitamin Cottage, Inc.†	105	1,434
Natural Health Trends Corp.	86	1,410
Nature’s Sunshine Products, Inc.†	100	800
USANA Health Sciences, Inc.†	148	17,331

		20,975

Water - 0.5%
American States Water Co.	428	28,984
Artesian Resources Corp., Class A	93	3,291
California Water Service Group	561	27,781
Connecticut Water Service, Inc.	141	9,565
Consolidated Water Co., Ltd.	172	2,245
Global Water Resources, Inc.	126	1,213
Middlesex Water Co.	186	10,453
PICO Holdings, Inc.†	236	2,292
SJW Group	201	12,050

York Water Co.	5,331	175,390

		273,264

Water Treatment Systems - 1.3%
AquaVenture Holdings, Ltd.†	127	2,671
Energy Recovery, Inc.†	50,822	386,247
Evoqua Water Technologies Corp.†	884	9,556
Pure Cycle Corp.†	34,329	349,126

		747,600

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	820	6,642
NIC, Inc.	752	12,333
Q2 Holdings, Inc.†	437	25,971

		44,946

Web Portals/ISP - 0.0%
Meet Group, Inc.†	814	4,705

Wire & Cable Products - 0.1%
Belden, Inc.	472	25,304
Encore Wire Corp.	238	12,828
Insteel Industries, Inc.	213	4,705

		42,837

Wireless Equipment - 0.7%
CalAmp Corp.†	22,988	331,257
InterDigital, Inc.	404	29,415
Maxar Technologies, Inc.	662	3,721
pdvWireless, Inc.†	109	4,397
Ribbon Communications, Inc.†	630	3,515
ViaSat, Inc.†	647	40,561

		412,866

Wound, Burn & Skin Care - 0.0%
Dermira, Inc.†	407	2,686

X-Ray Equipment - 0.0%
Varex Imaging Corp.†	446	12,707
ViewRay, Inc.†	738	5,306

		18,013

Total Common Stocks (cost $51,952,176)		56,129,612

EXCHANGE-TRADED FUNDS - 0.4%
iShares Russell 2000 ETF (cost $237,985)	1,614	240,583

Total Long-Term Investment Securities (cost $52,190,161)		56,370,195

SHORT-TERM INVESTMENT SECURITIES - 0.5%
U.S. Government Treasuries - 0.5%
United States Treasury Bills 2.36% due 02/12/2019(3)	$100,000	99,929
2.49% due 07/18/2019(3)	100,000	98,880
2.50% due 07/18/2019(3)	50,000	49,440
2.54% due 08/15/2019(3)	60,000	59,215

Total Short-Term Investment Securities (cost $307,367)		307,464

REPURCHASE AGREEMENTS - 2.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.50%, dated 01/31/2019, to be repurchased 02/01/2019 in the amount of $1,569,022 and collateralized by $1,585,000 of United States Treasury Notes, bearing interest at 2.75%, due 06/30/2025 and having an approximate value of $1,605,397 (cost $1,569,000)	1,569,000	1,569,000

TOTAL INVESTMENTS (cost $54,066,528)	98.8%	58,246,659
Other assets less liabilities	1.2	688,297

NET ASSETS	100.0%	$58,934,956

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At January 31, 2019, the aggregate value of these securities was $714 representing 0.0% of net assets.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR - Contingent Value Rights

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
27	Long	E-Mini Russell 2000 Index	March 2019	$1,899,408	$2,025,270	$125,862

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2019 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$34,224	$—	$463	$34,687
Finance-Commercial	264,670	—	194	264,864
Medical-Biomedical/Gene	3,345,528	—	0	3,345,528
Medical-Drugs	1,350,583	—	57	1,350,640
Metal-Diversified	—	—	0	0
Multimedia	27,336	—	0	27,336
Other Industries	51,106,557	—	—	51,106,557
Exchange-Traded Funds	240,583	—	—	240,583
Short-Term Investments Securities	—	307,464	—	307,464
Repurchase Agreements	—	1,569,000	—	1,569,000

Total Investments at Value	$56,369,481	$1,876,464	$714	$58,246,659

Other Financial Instruments:†
Futures Contracts	$125,862	$—	$—	$125,862

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series

NOTES TO PORTFOLIO OF INVESTMENTS — January 31, 2019 – (unaudited)

Note 1. Basis for consolidation for the AIG Commodity Strategy Cayman Fund, Ltd.

The AIG Commodity Strategy Cayman Fund, Ltd. (the “Commodity Strategy Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Commodity Strategy Fund. The Commodity Strategy Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Commodity Strategy Fund in order to effect certain investments on behalf of the Commodity Strategy Fund consistent with the investment objectives and policies in the Commodity Strategy Fund’s prospectus and statement of additional information. With respect to its investments, the Commodity Strategy Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Commodity Strategy Fund; however, the Commodity Strategy Subsidiary (unlike the Commodity Strategy Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments that may otherwise be limited if purchased by the Commodity Strategy Fund due to federal tax requirements relating to qualifying income. The Commodity Strategy Fund and Commodity Strategy Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Commodity Strategy Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Commodity Strategy Fund. The Commodity Strategy Fund may invest up to 25% of its assets in the Commodity Strategy Subsidiary. As of January 31, 2019, net assets of the Commodity Strategy Fund were $33,075,424 of which approximately $6,843,258, or approximately 20.7% represented the Commodity Strategy Fund’s ownership of all issued shares and voting rights of the Commodity Strategy Subsidiary.

Note 2. Security Valuation:

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of January 31, 2019 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1.

Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Futures: During the period, the Commodity Strategy Fund entered into futures transactions for investment purposes in order to provide exposure to commodities. The Small Cap Fund entered into futures transactions for investment purposes in order to provide exposure to U.S. and non-U.S. equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to a Fund since exchange-traded futures contracts are centrally cleared.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Forward Foreign Currency Contracts: During the period, the Income Explorer Fund used forward contracts for investment purposes in order to gain currency exposure.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Commodity Strategy Fund used options contracts to provide exposure to commodities.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Total Return Swaps: During the period, the Commodity Strategy Fund used total return swaps, including swaps on futures, for investment purposes in order to provide exposure to commodities.

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

The Fund will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted against each other, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net discounted amount of payments that the Fund is contractually entitled to receive, if any.

Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss.

Risks of Commodity-Linked Derivatives: Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. The commodity-linked derivative instruments in which certain of the Funds invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets, as well as economic and other regulatory or political developments, overall market movements and other factors. Typically, the return of the commodity-linked swaps will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Fund earns from these swaps as compared to the index.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.

The following tables represent the value of derivatives held as of January 31, 2019, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of January 31, 2019, please refer to a schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Purchased (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
Commodity Strategy†	$—	$—	$150,910	$2,940	$21,787	$—	$175,637
Small-Cap	—	15,660	—	—	—	—	15,660

	Liability Derivatives
	Interest Rate Contracts	Equity Contracts	Commodity Contracts			Foreign Exchange Contracts
Fund	Futures Contracts (3)	Futures Contracts (3)	Futures Contracts (3)	Options Written (2)	Swap Contracts (1)	Foreign Exchange Contracts (1)	Total
Commodity Strategy†	$—	$—	$173,332	$—	$—	$—	$173,332
Small-Cap	—	—	—	—	—	—	—

(1)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments.
(2)	Reported at value on the Portfolio of Investments.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Commodity Strategy†	$(592,602)
Small-Cap	125,862

†	Consolidated (See Note 1).

Note 3. Repurchase Agreements:

As of January 31, 2019, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securties LLC:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.20%	$2,245,000
Commodity Strategy Subsidiary	3.00	660,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated January 31, 2019, bearing interest at a rate of 2.54% per annum, with a principal amount of $22,000,000, a repurchase price of $22,001,552, and a maturity date of February 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	01/31/2026	$22,301,000	$22,358,370

As of January 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.20%	$2,040,000
Commodity Strategy Subsidiary	3.00	600,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated January 31, 2019, bearing interest at a rate of 2.19% per annum, with a principal amount of $20,000,000, a repurchase price of $20,001,417, and a maturity date of February 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.75%	02/15/2024	$19,903,000	$20,371,978

As of January 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.23%	$3,070,000
Commodity Strategy Subsidiary	3.05	915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated January 31, 2019, bearing interest at a rate of 2.58% per annum, with a principal amount of 30,000,000, a repurchase price of $30,002,150, and a maturity date of February 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	11/30/2024	$31,145,100	$30,544,284

As of January 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.19%	$2,280,000
Commodity Strategy Subsidiary	3.02	675,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated January 31, 2019, bearing interest at a rate of 2.19% per annum, with a principal amount of $22,385,000, a repurchase price of $22,386,586 and a maturity date of February 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.63%	06/15/2021	$22,757,000	$22,892,667

As of January 31, 2019, the following Funds held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:

Fund	Percentage Ownership	Principal Amount
Commodity Strategy	10.20%	$3,060,000
Commodity Strategy Subsidiary	3.02	905,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated January 31, 2019, bearing interest at a rate of 2.18% per annum, with a principal amount of $30,000,000, a repurchase price of $30,002,117, and a maturity date of February 1, 2019. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00%	08/31/2021	$30,770,000	$30,627,944

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	March 29, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	March 29, 2019